JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT E

Annual Report

To

Contract Owners

December 31, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account E:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account E (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)1

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)1

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)1

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB) 1

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)1

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)1

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from November 14, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	9,856	$279,974	$290,752	$1	$290,753	$-	$290,753	$290,753	$-	$290,753
AASCO	72,402	1,656,701	1,196,798	-	1,196,798	3	1,196,795	1,196,795	-	1,196,795
ALCAI2	118,877	9,484,058	9,298,591	-	9,298,591	3	9,298,588	9,298,588	-	9,298,588
ALCGI2	66,422	4,463,371	4,146,044	-	4,146,044	2	4,146,042	4,146,042	-	4,146,042
ALMGI2	122,785	2,575,482	2,068,920	-	2,068,920	-	2,068,920	2,068,920	-	2,068,920
SVDF	89,267	2,343,475	1,826,396	-	1,826,396	-	1,826,396	1,826,396	-	1,826,396
SVOF	80,104	1,946,655	2,081,914	-	2,081,914	7	2,081,907	2,081,907	-	2,081,907
ACVB	63,055	483,059	482,368	-	482,368	3	482,365	482,365	-	482,365
ACVI	25,577	287,914	270,600	1	270,601	-	270,601	270,601	-	270,601
ACVIG	139,227	1,245,790	1,067,872	1	1,067,873	-	1,067,873	1,067,873	-	1,067,873
ACVIP2	7,485	76,882	70,133	-	70,133	1	70,132	70,132	-	70,132
ACVLVI	84	1,180	1,483	2	1,485	-	1,485	1,485	-	1,485
ACVU1	3,821	88,916	98,002	2	98,004	-	98,004	98,004	-	98,004
ACVV	165,834	1,563,136	2,021,514	-	2,021,514	1	2,021,513	2,021,513	-	2,021,513
PIHYB2	4,238	38,602	34,668	-	34,668	1	34,667	34,667	-	34,667
PIVEI2	20,972	342,233	316,253	-	316,253	3	316,250	316,250	-	316,250
PIVF2	8,434	133,205	136,553	-	136,553	4	136,549	136,549	-	136,549
PIVMV2	3,251	43,692	35,896	-	35,896	1	35,895	35,895	-	35,895
PIVSI2	17,948	177,206	158,839	-	158,839	-	158,839	158,839	-	158,839
DSIF	223,964	11,849,096	15,471,403	-	15,471,403	2	15,471,401	15,471,401	-	15,471,401
DSRG	40,241	1,497,389	1,810,051	-	1,810,051	1	1,810,050	1,810,050	-	1,810,050
DVSCS	9,292	175,556	172,646	-	172,646	-	172,646	172,646	-	172,646
CLVGT2	72,618	1,491,498	1,755,903	5	1,755,908	-	1,755,908	1,755,908	-	1,755,908
FHIB	59,712	366,722	337,970	-	337,970	2	337,968	337,968	-	337,968
FVK2S	9,295	165,562	146,579	-	146,579	-	146,579	146,579	-	146,579
FVU2	24,642	236,365	222,267	-	222,267	3	222,264	222,264	-	222,264
GVRUGM	289,060	289,060	289,060	-	289,060	2	289,058	289,058	-	289,058
RAF	7,149	123,806	122,963	2	122,965	-	122,965	122,965	-	122,965
RBF	4,633	426,218	383,929	2	383,931	-	383,931	383,931	-	383,931
RBKF	469	43,425	45,458	1	45,459	-	45,459	45,459	-	45,459
RBMF	795	71,600	80,761	-	80,761	-	80,761	80,761	-	80,761
RCPF	3,474	226,624	237,440	-	237,440	2	237,438	237,438	-	237,438
RELF	361	62,390	73,682	-	73,682	1	73,681	73,681	-	73,681
RENF	1,138	266,390	279,368	-	279,368	4	279,364	279,364	-	279,364
RESF	195	59,721	64,039	-	64,039	5	64,034	64,034	-	64,034
RFSF	2,027	173,826	193,747	-	193,747	3	193,744	193,744	-	193,744
RHCF	5,725	451,336	464,509	-	464,509	-	464,509	464,509	-	464,509

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RINF	577	50,080	49,027	3	49,030	-	49,030	49,030	-	49,030
RJNF	170	24,821	17,583	-	17,583	-	17,583	17,583	-	17,583
RLCE	836	88,439	109,064	1	109,065	-	109,065	109,065	-	109,065
RLCJ	230	24,603	17,957	-	17,957	2	17,955	17,955	-	17,955
RLF	17	1,967	1,859	-	1,859	2	1,857	1,857	-	1,857
RMED	1,770	349,825	365,793	-	365,793	1	365,792	365,792	-	365,792
RMEK	2,678	170,966	186,810	-	186,810	1	186,809	186,809	-	186,809
RNF	8,989	845,492	1,441,595	-	1,441,595	-	1,441,595	1,441,595	-	1,441,595
ROF	40,848	2,126,060	2,896,560	1	2,896,561	-	2,896,561	2,896,561	-	2,896,561
RPMF	6,880	266,247	259,715	2	259,717	-	259,717	259,717	-	259,717
RREF	825	34,085	29,996	-	29,996	2	29,994	29,994	-	29,994
RRF	390	36,078	43,687	-	43,687	-	43,687	43,687	-	43,687
RSRF	499	7,544	8,466	4	8,470	-	8,470	8,470	-	8,470
RTEC	1,418	230,440	254,010	2	254,012	-	254,012	254,012	-	254,012
RTEL	244	15,955	13,513	-	13,513	1	13,512	13,512	-	13,512
RTF	2,032	566,946	695,168	-	695,168	3	695,165	695,165	-	695,165
RTRF	149	14,357	13,226	4	13,230	-	13,230	13,230	-	13,230
RUF	3,023	90,838	90,794	1	90,795	-	90,795	90,795	-	90,795
RUGB	3,077	103,498	65,940	-	65,940	-	65,940	65,940	-	65,940
RUTL	3,698	117,451	117,115	-	117,115	-	117,115	117,115	-	117,115
RVARS	30	683	783	-	783	-	783	783	-	783
RVCMD	168	17,234	14,327	-	14,327	-	14,327	14,327	-	14,327
RVF	28,250	3,008,262	3,698,782	-	3,698,782	-	3,698,782	3,698,782	-	3,698,782
RVIDD	2,671	107,664	104,434	-	104,434	3	104,431	104,431	-	104,431
RVIMC	3	326	97	-	97	1	96	96	-	96
RVISC	2,407	74,107	75,538	-	75,538	1	75,537	75,537	-	75,537
RVLCG	13,537	639,923	599,544	1	599,545	-	599,545	599,545	-	599,545
RVLCV	4,713	246,174	260,621	2	260,623	-	260,623	260,623	-	260,623
RVLDD	3,448	465,308	663,529	-	663,529	1	663,528	663,528	-	663,528
RVMCG	3,193	116,995	105,030	1	105,031	-	105,031	105,031	-	105,031
RVMCV	746	32,583	37,978	-	37,978	2	37,976	37,976	-	37,976
RVSCG	1,150	63,703	56,189	1	56,190	-	56,190	56,190	-	56,190
RVSCV	856	61,229	69,939	1	69,940	-	69,940	69,940	-	69,940
RVSDL	8	450	381	-	381	2	379	379	-	379
RVWDL	70	4,421	3,078	1	3,079	-	3,079	3,079	-	3,079
AVGI	12,606	377,750	369,235	-	369,235	4	369,231	369,231	-	369,231
AVHY1	65,672	339,964	308,004	-	308,004	2	308,002	308,002	-	308,002

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVDDI	4,231	107,096	102,569	-	102,569	2	102,567	102,567	-	102,567
IVGMMI	3,643,950	3,643,950	3,643,950	5	3,643,955	-	3,643,955	3,643,955	-	3,643,955
IVHS	4,381	119,968	113,505	-	113,505	1	113,504	113,504	-	113,504
IVMCC2	24,769	260,394	232,582	-	232,582	-	232,582	232,582	-	232,582
IVRE	16,400	258,500	229,274	1	229,275	-	229,275	229,275	-	229,275
IVT	13,067	250,078	241,733	2	241,735	-	241,735	241,735	-	241,735
JABIN	34,877	1,292,964	1,579,223	-	1,579,223	2	1,579,221	1,579,221	-	1,579,221
JAEI	129,313	8,413,502	9,895,011	-	9,895,011	1	9,895,010	9,895,010	-	9,895,010
JAFRIN	11,237	456,391	532,085	-	532,085	2	532,083	532,083	-	532,083
JAGRIN	118,953	4,810,714	7,268,033	4	7,268,037	-	7,268,037	7,268,037	-	7,268,037
JAIG	11,029	372,853	463,975	-	463,975	4	463,971	463,971	-	463,971
JARIN	283,455	9,555,855	12,797,997	-	12,797,997	1	12,797,996	12,797,996	-	12,797,996
JMCVIN	4,530	72,942	79,411	-	79,411	-	79,411	79,411	-	79,411
LZREMS	9,015	179,504	187,774	1	187,775	-	187,775	187,775	-	187,775
LZRIES	6,226	54,682	56,591	-	56,591	-	56,591	56,591	-	56,591
LZRUSM	63,140	930,189	852,392	-	852,392	1	852,391	852,391	-	852,391
LPVCAI	3,276	76,427	56,080	-	56,080	1	56,079	56,079	-	56,079
LPVCII	6,563	142,392	134,150	-	134,150	2	134,148	134,148	-	134,148
LVCLGI	4,018	127,506	155,371	1	155,372	-	155,372	155,372	-	155,372
SBVHY	623	4,551	3,750	-	3,750	1	3,749	3,749	-	3,749
LOVCDG	23,549	368,531	381,730	-	381,730	-	381,730	381,730	-	381,730
LOVGI	63,272	2,108,138	2,281,586	-	2,281,586	2	2,281,584	2,250,862	30,722	2,281,584
NVLCPY	29	280	286	-	286	-	286	286	-	286
AMCG	8,798	233,172	234,291	1	234,292	-	234,292	234,292	-	234,292
AMRI	6,022	102,826	94,900	2	94,902	-	94,902	94,902	-	94,902
AMSRS	21,212	556,288	707,430	2	707,432	-	707,432	707,432	-	707,432
AMTB	28,343	296,697	273,226	1	273,227	-	273,227	273,227	-	273,227
NOVPDI	206,381	3,349,647	2,951,244	-	2,951,244	3	2,951,241	2,951,241	-	2,951,241
NOVPM	448,085	10,810,742	10,973,602	-	10,973,602	-	10,973,602	10,973,602	-	10,973,602
PMVAAA	21,217	219,569	192,016	-	192,016	2	192,014	192,014	-	192,014
PMVEBA	1,428	17,809	15,062	-	15,062	-	15,062	15,062	-	15,062
PMVFHA	1,019	11,238	10,016	-	10,016	-	10,016	10,016	-	10,016
PMVGBA	4,467	52,023	42,977	-	42,977	1	42,976	42,976	-	42,976
PMVHYA	16,711	115,296	119,982	-	119,982	1	119,981	119,981	-	119,981
PMVLDA	5,807	58,067	55,745	-	55,745	1	55,744	55,744	-	55,744
PMVLGA	8,586	98,779	68,258	-	68,258	4	68,254	68,254	-	68,254
PMVRRA	47,549	602,747	550,148	-	550,148	1	550,147	550,147	-	550,147

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVRSA	3,772	29,679	20,178	-	20,178	-	20,178	20,178	-	20,178
PMVTRA	88,475	918,118	812,200	1	812,201	-	812,201	812,201	-	812,201
PVSTA	30,605	313,413	313,091	3	313,094	-	313,094	313,094	-	313,094
ROCMC	7,753	72,732	71,094	-	71,094	4	71,090	71,090	-	71,090
ROCSC	39,651	339,193	380,251	1	380,252	-	380,252	380,252	-	380,252
TAVV	34,566	541,664	804,351	2	804,353	-	804,353	804,353	-	804,353
VWBF	16,538	134,410	126,017	-	126,017	-	126,017	126,017	-	126,017
VWEM	41,641	487,818	383,512	-	383,512	-	383,512	383,512	-	383,512
VWHA	12,806	298,769	340,499	2	340,501	-	340,501	340,501	-	340,501

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	ACVB
Reinvested dividends	$4,613	-	-	-	-	-	-	9,316
Mortality and expense risk charges (note 2)	(5,944)	(14,442)	(107,916)	(50,699)	(25,437)	(23,414)	(25,643)	(7,094)

Net investment income (loss)	(1,331)	(14,442)	(107,916)	(50,699)	(25,437)	(23,414)	(25,643)	2,222

Realized gain (loss) on investments	(3,472)	(26,776)	(80,374)	(35,122)	36,515	(100,228)	36,283	(3,953)
Change in unrealized gain (loss) on investments	10,029	197,789	3,048,346	1,115,490	363,095	421,495	247,775	68,973

Net gain (loss) on investments	6,557	171,013	2,967,972	1,080,368	399,610	321,267	284,058	65,020

Reinvested capital gains	24,260	-	-	-	-	-	162,909	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,486	156,571	2,860,056	1,029,669	374,173	297,853	421,324	67,242

Investment Activity*:	ACVI	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2
Reinvested dividends	$3,821	15,817	2,315	204	-	47,066	1,767	6,341
Mortality and expense risk charges (note 2)	(3,848)	(14,137)	(1,009)	(127)	(1,293)	(27,437)	(474)	(5,698)

Net investment income (loss)	(27)	1,680	1,306	77	(1,293)	19,629	1,293	643

Realized gain (loss) on investments	(5,962)	(3,784)	(122)	(2,244)	8,554	41,387	(152)	(89,311)
Change in unrealized gain (loss) on investments	34,522	74,531	127	1,181	17,066	(76,315)	1,876	74,289

Net gain (loss) on investments	28,560	70,747	5	(1,063)	25,620	(34,928)	1,724	(15,022)

Reinvested capital gains	-	-	-	473	5,887	158,039	-	30,529

Net increase (decrease) in contract owners’ equity resulting from operations	$28,533	72,427	1,311	(513)	30,214	142,740	3,017	16,150

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PIVF2	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB
Reinvested dividends	$742	571	6,054	202,325	12,264	1,811	-	35,467
Mortality and expense risk charges (note 2)	(1,987)	(475)	(2,332)	(181,279)	(20,821)	(2,693)	(21,885)	(6,375)

Net investment income (loss)	(1,245)	96	3,722	21,046	(8,557)	(882)	(21,885)	29,092

Realized gain (loss) on investments	(763)	(1,538)	(7,973)	709,933	(3,091)	(1,763)	(5,126)	(46,707)
Change in unrealized gain (loss) on investments	26,513	941	14,925	1,855,807	151,356	14,784	500,141	63,063

Net gain (loss) on investments	25,750	(597)	6,952	2,565,740	148,265	13,021	495,015	16,356

Reinvested capital gains	4,901	3,846	-	516,099	196,941	9,456	89,617	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,406	3,345	10,674	3,102,885	336,649	21,595	562,747	45,448

Investment Activity*:	FVK2S	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF
Reinvested dividends	$-	4,737	-	10,787	562	-	435	-
Mortality and expense risk charges (note 2)	(1,751)	(3,391)	(4)	(3,759)	(1,176)	(6,064)	(581)	(1,465)

Net investment income (loss)	(1,751)	1,346	(4)	7,028	(614)	(6,064)	(146)	(1,465)

Realized gain (loss) on investments	(1,712)	(4,278)	(280)	-	(25,146)	(22,084)	(16)	5,100
Change in unrealized gain (loss) on investments	20,736	19,949	1,402	-	(3,826)	38,718	2,136	2,422

Net gain (loss) on investments	19,024	15,671	1,122	-	(28,972)	16,634	2,120	7,522

Reinvested capital gains	-	-	-	5	-	3,908	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,273	17,017	1,118	7,033	(29,586)	14,478	1,974	6,057

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RCPF	RELF	RENF	RESF	RFSF	RHCF	RINF	RJNF
Reinvested dividends	$3,383	-	11,169	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,579)	(900)	(4,375)	(834)	(2,370)	(7,046)	(1,050)	(264)

Net investment income (loss)	(196)	(900)	6,794	(834)	(2,370)	(7,046)	(1,050)	(264)

Realized gain (loss) on investments	114	1,882	2,442	4,045	(2,737)	43,228	(2,405)	(512)
Change in unrealized gain (loss) on investments	(13,697)	20,259	(13,811)	95	26,926	(38,828)	20,587	1,233

Net gain (loss) on investments	(13,583)	22,141	(11,369)	4,140	24,189	4,400	18,182	721

Reinvested capital gains	1,261	2,002	-	-	-	19,307	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,518)	23,243	(4,575)	3,306	21,819	16,661	17,132	457

Investment Activity*:	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF	RPMF
Reinvested dividends	$598	17	-	-	-	-	-	903
Mortality and expense risk charges (note 2)	(2,306)	(1,002)	(77)	(5,641)	(2,653)	(17,850)	(32,546)	(4,021)

Net investment income (loss)	(1,708)	(985)	(77)	(5,641)	(2,653)	(17,850)	(32,546)	(3,118)

Realized gain (loss) on investments	5,964	(21,976)	(7)	(15,242)	19,730	77,194	95,041	5,889
Change in unrealized gain (loss) on investments	14,347	40,460	1,562	81,029	26,876	311,435	930,992	(1,360)

Net gain (loss) on investments	20,311	18,484	1,555	65,787	46,606	388,629	1,026,033	4,529

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,603	17,499	1,478	60,146	43,953	370,779	993,487	1,411

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RREF	RRF	RSRF	RTEC	RTEL	RTF	RTRF	RUF
Reinvested dividends	$363	-	22	-	131	535	-	262
Mortality and expense risk charges (note 2)	(406)	(642)	(227)	(3,309)	(215)	(10,340)	(235)	(591)

Net investment income (loss)	(43)	(642)	(205)	(3,309)	(84)	(9,805)	(235)	(329)

Realized gain (loss) on investments	(1,396)	993	83	18,389	(350)	86,186	(2,055)	(5,012)
Change in unrealized gain (loss) on investments	2,839	5,480	1,719	61,058	1,015	158,246	5,264	(1,480)

Net gain (loss) on investments	1,443	6,473	1,802	79,447	665	244,432	3,209	(6,492)

Reinvested capital gains	1,094	-	-	4,190	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,494	5,831	1,597	80,328	581	234,627	2,974	(6,821)

Investment Activity*:	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC
Reinvested dividends	$2,007	1,934	22	1,606	-	112	1	-
Mortality and expense risk charges (note 2)	(955)	(2,615)	(21)	(236)	(38,200)	(985)	(1)	(379)

Net investment income (loss)	1,052	(681)	1	1,370	(38,200)	(873)	-	(379)

Realized gain (loss) on investments	(16,215)	13,707	35	(3,002)	163,395	(37,299)	-	194
Change in unrealized gain (loss) on investments	13,590	(31,609)	(28)	(1,932)	1,707,004	31,932	(10)	1,421

Net gain (loss) on investments	(2,625)	(17,902)	7	(4,934)	1,870,399	(5,367)	(10)	1,615

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,573)	(18,583)	8	(3,564)	1,832,199	(6,240)	(10)	1,236

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL
Reinvested dividends	$-	3,365	1,916	-	-	49	-	1
Mortality and expense risk charges (note 2)	(5,773)	(3,432)	(7,829)	(1,243)	(814)	(1,177)	(1,055)	(4)

Net investment income (loss)	(5,773)	(67)	(5,913)	(1,243)	(814)	(1,128)	(1,055)	(3)

Realized gain (loss) on investments	1,300	16,624	36,300	(2,874)	16,573	(2,830)	2,572	-
Change in unrealized gain (loss) on investments	37,652	8,021	107,861	16,084	8,463	11,904	13,389	4

Net gain (loss) on investments	38,952	24,645	144,161	13,210	25,036	9,074	15,961	4

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,179	24,578	138,248	11,967	24,222	7,946	14,906	1

Investment Activity*:	RVWDL	AVGI	AVHY1	IVDDI	IVGMMI	IVHS	IVMCC2	IVRE
Reinvested dividends	$3	2,515	14,783	1,960	195,612	-	87	3,287
Mortality and expense risk charges (note 2)	(38)	(4,560)	(5,274)	(2,523)	(62,910)	(1,603)	(3,389)	(3,497)

Net investment income (loss)	(35)	(2,045)	9,509	(563)	132,702	(1,603)	(3,302)	(210)

Realized gain (loss) on investments	(83)	(14,781)	(12,152)	(15,443)	-	(287)	(5,751)	(2,934)
Change in unrealized gain (loss) on investments	166	81,075	26,805	13,866	-	3,636	34,894	19,299

Net gain (loss) on investments	83	66,294	14,653	(1,577)	-	3,349	29,143	16,365

Reinvested capital gains	-	8,117	-	8,072	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48	72,366	24,162	5,932	132,702	1,746	25,841	16,155

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	IVT	JABIN	JAEI	JAFRIN	JAGRIN	JAIG	JARIN	JMCVIN
Reinvested dividends	$-	31,880	15,017	923	63,187	7,161	16,425	839
Mortality and expense risk charges (note 2)	(3,027)	(20,166)	(123,480)	(6,140)	(86,889)	(7,292)	(143,438)	(928)

Net investment income (loss)	(3,027)	11,714	(108,463)	(5,217)	(23,702)	(131)	(127,013)	(89)

Realized gain (loss) on investments	(6,288)	24,030	570,175	1,517	328,623	8,125	479,920	77
Change in unrealized gain (loss) on investments	81,142	158,109	368,772	153,163	1,033,228	32,962	3,534,577	5,238

Net gain (loss) on investments	74,854	182,139	938,947	154,680	1,361,851	41,087	4,014,497	5,315

Reinvested capital gains	-	-	650,836	-	193,278	-	-	2,030

Net increase (decrease) in contract owners’ equity resulting from operations	$71,827	193,853	1,481,320	149,463	1,531,427	40,956	3,887,484	7,256

Investment Activity*:	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVHY	LOVCDG
Reinvested dividends	$8,890	817	-	151	3,120	-	201	2,967
Mortality and expense risk charges (note 2)	(2,986)	(993)	(11,486)	(867)	(2,671)	(1,953)	(151)	(5,484)

Net investment income (loss)	5,904	(176)	(11,486)	(716)	449	(1,953)	50	(2,517)

Realized gain (loss) on investments	(2,369)	(8,285)	(15,538)	(5,489)	(9,333)	1,755	(1,684)	3,782
Change in unrealized gain (loss) on investments	28,493	14,963	92,495	11,288	4,851	41,785	1,980	29,673

Net gain (loss) on investments	26,124	6,678	76,957	5,799	(4,482)	43,540	296	33,455

Reinvested capital gains	-	-	-	5,092	22,418	1,137	-	20,748

Net increase (decrease) in contract owners’ equity resulting from operations	$32,028	6,502	65,471	10,175	18,385	42,724	346	51,686

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	LOVGI	NVLCPY	AMCG	AMRI	AMSRS	AMTB	NOVPDI	NOVPM
Reinvested dividends	$20,523	10	-	932	2,204	13,596	51,696	-
Mortality and expense risk charges (note 2)	(28,077)	(1)	(3,177)	(1,352)	(8,993)	(4,871)	(38,403)	(131,086)

Net investment income (loss)	(7,554)	9	(3,177)	(420)	(6,789)	8,725	13,293	(131,086)

Realized gain (loss) on investments	38,265	-	140	(2,479)	6,662	(7,733)	1,863	(23,702)
Change in unrealized gain (loss) on investments	165,977	6	35,888	6,577	135,504	11,358	(114,324)	1,901,306

Net gain (loss) on investments	204,242	6	36,028	4,098	142,166	3,625	(112,461)	1,877,604

Reinvested capital gains	44,580	-	-	4,703	10,400	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$241,268	15	32,851	8,381	145,777	12,350	(99,168)	1,746,518

Investment Activity*:	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA	PMVRRA
Reinvested dividends	$6,287	793	247	949	4,569	6,750	1,694	16,486
Mortality and expense risk charges (note 2)	(2,977)	(174)	(119)	(536)	(1,072)	(2,635)	(890)	(8,215)

Net investment income (loss)	3,310	619	128	413	3,497	4,115	804	8,271

Realized gain (loss) on investments	(12,292)	(56)	(29)	(2,628)	(2,813)	(18,572)	(4,268)	(3,876)
Change in unrealized gain (loss) on investments	22,433	764	357	3,510	5,904	18,353	4,611	7,391

Net gain (loss) on investments	10,141	708	328	882	3,091	(219)	343	3,515

Reinvested capital gains	-	-	258	459	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,451	1,327	714	1,754	6,588	3,896	1,147	11,786

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF	VWEM
Reinvested dividends	$3,374	28,902	15,371	-	2,927	17,460	5,419	13,837
Mortality and expense risk charges (note 2)	(262)	(12,086)	(5,323)	(1,129)	(4,702)	(10,195)	(1,974)	(5,458)

Net investment income (loss)	3,112	16,816	10,048	(1,129)	(1,775)	7,265	3,445	8,379

Realized gain (loss) on investments	(172)	(39,848)	(2,788)	(6,486)	937	33,454	(13,278)	(19,051)
Change in unrealized gain (loss) on investments	(4,945)	56,864	7,264	18,857	45,540	44,445	22,121	41,381

Net gain (loss) on investments	(5,117)	17,016	4,476	12,371	46,477	77,899	8,843	22,330

Reinvested capital gains	-	-	-	-	30,397	48,577	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,005)	33,832	14,524	11,242	75,099	133,741	12,288	30,709

Investment Activity*:	VWHA
Reinvested dividends	$10,487
Mortality and expense risk charges (note 2)	(5,310)

Net investment income (loss)	5,177

Realized gain (loss) on investments	(2,621)
Change in unrealized gain (loss) on investments	(19,742)

Net gain (loss) on investments	(22,363)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,186)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIA		AASCO		ALCAI2		ALCGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,331)	(2,317)	(14,442)	(17,074)	(107,916)	(113,331)	(50,699)	(56,562)
Realized gain (loss) on investments	(3,472)	22,136	(26,776)	(78,802)	(80,374)	134	(35,122)	95,131
Change in unrealized gain (loss) on investments	10,029	(96,572)	197,789	(846,909)	3,048,346	(5,000,807)	1,115,490	(2,595,418)
Reinvested capital gains	24,260	56,966	-	195,034	-	651,493	-	193,125

Net increase (decrease) in contract owners’ equity resulting from operations	29,486	(19,787)	156,571	(747,751)	2,860,056	(4,462,511)	1,029,669	(2,363,724)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	3,916	5,425	47,584	57,038	11,165	14,694
Transfers between funds	(13,994)	(81,772)	1,317	(6,814)	(2,371)	(2,887)	879	(8,277)
Redemptions (notes 2, 3, and 4)	(115,919)	(57,382)	(21,579)	(281,892)	(829,293)	(519,319)	(342,045)	(481,789)
Adjustments to maintain reserves	(202)	(222)	(1,465)	(1,691)	(11,698)	(12,200)	(5,124)	(5,641)

Net equity transactions	(130,117)	(139,376)	(17,811)	(284,972)	(795,778)	(477,368)	(335,125)	(481,013)

Net change in contract owners’ equity	(100,631)	(159,163)	138,760	(1,032,723)	2,064,278	(4,939,879)	694,544	(2,844,737)
Contract owners’ equity at beginning of period	391,384	550,547	1,058,035	2,090,758	7,234,310	12,174,189	3,451,498	6,296,235

Contract owners’ equity at end of period	$290,753	391,384	1,196,795	1,058,035	9,298,588	7,234,310	4,146,042	3,451,498

CHANGE IN UNITS:
Beginning units	54,858	58,548	236,779	258,522	494,833	518,794	590,403	638,456
Units purchased	3,488	13,867	1,290	6,621	8,484	6,924	8,697	9,130
Units redeemed	(17,914)	(17,557)	(5,220)	(28,364)	(51,075)	(30,885)	(56,167)	(57,183)

Ending units	40,432	54,858	232,849	236,779	452,242	494,833	542,933	590,403

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALMGI2		SVDF		SVOF		ACVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(25,437)	(28,230)	(23,414)	(25,924)	(25,643)	(25,469)	2,222	(1,571)
Realized gain (loss) on investments	36,515	37,152	(100,228)	(38,858)	36,283	50,588	(3,953)	3,480
Change in unrealized gain (loss) on investments	363,095	(1,200,669)	421,495	(1,696,064)	247,775	(887,109)	68,973	(199,586)
Reinvested capital gains	-	63,837	-	664,463	162,909	362,052	-	82,907

Net increase (decrease) in contract owners’ equity resulting from operations	374,173	(1,127,910)	297,853	(1,096,383)	421,324	(499,938)	67,242	(114,770)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,077	15,152	4,431	5,066	3,471	7,305	(7,702)	-
Transfers between funds	9,503	3,065	(10,503)	6,548	8,086	(18,087)	(1,565)	5,144
Redemptions (notes 2, 3, and 4)	(103,810)	(318,043)	(137,530)	(95,984)	(71,355)	(55,055)	(75,716)	(30,967)
Adjustments to maintain reserves	(2,445)	(2,692)	(2,297)	(2,545)	(2,265)	(2,249)	(523)	(538)

Net equity transactions	(84,675)	(302,518)	(145,899)	(86,915)	(62,063)	(68,086)	(85,506)	(26,361)

Net change in contract owners’ equity	289,498	(1,430,428)	151,954	(1,183,298)	359,261	(568,024)	(18,264)	(141,131)
Contract owners’ equity at beginning of period	1,779,422	3,209,850	1,674,442	2,857,740	1,722,646	2,290,670	500,629	641,760

Contract owners’ equity at end of period	$2,068,920	1,779,422	1,826,396	1,674,442	2,081,907	1,722,646	482,365	500,629

CHANGE IN UNITS:
Beginning units	295,367	322,834	43,841	45,819	207,340	215,401	23,295	24,411
Units purchased	3,888	8,869	1,031	494	2,027	2,229	3,437	368
Units redeemed	(14,346)	(36,336)	(4,505)	(2,472)	(9,241)	(10,290)	(7,453)	(1,484)

Ending units	284,909	295,367	40,367	43,841	200,126	207,340	19,279	23,295

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVI		ACVIG		ACVIP2		ACVLVI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(27)	177	1,680	3,888	1,306	2,678	77	106
Realized gain (loss) on investments	(5,962)	(2,857)	(3,784)	3,329	(122)	124	(2,244)	46
Change in unrealized gain (loss) on investments	34,522	(143,883)	74,531	(483,785)	127	(14,892)	1,181	(1,419)
Reinvested capital gains	-	45,062	-	290,164	-	402	473	689

Net increase (decrease) in contract owners’ equity resulting from operations	28,533	(101,501)	72,427	(186,404)	1,311	(11,688)	(513)	(578)

Equity transactions:
Purchase payments received from contract owners (note 4)	169	408	3,460	9,035	(2)	-	-	2
Transfers between funds	20,796	(2,389)	(9,588)	(74,429)	(35)	417	(11,062)	10,076
Redemptions (notes 2, 3, and 4)	(37,324)	(37,872)	(38,694)	(115,759)	(416)	(510)	(76)	(86)
Adjustments to maintain reserves	(266)	(276)	(1,206)	(1,319)	(50)	(56)	(3)	(4)

Net equity transactions	(16,625)	(40,129)	(46,028)	(182,472)	(503)	(149)	(11,141)	9,988

Net change in contract owners’ equity	11,908	(141,630)	26,399	(368,876)	808	(11,837)	(11,654)	9,410
Contract owners’ equity at beginning of period	258,693	400,323	1,041,474	1,410,350	69,324	81,161	13,139	3,729

Contract owners’ equity at end of period	$270,601	258,693	1,067,873	1,041,474	70,132	69,324	1,485	13,139

CHANGE IN UNITS:
Beginning units	71,104	83,044	270,203	291,426	5,173	5,184	673	186
Units purchased	9,490	918	5,839	5,044	6	140	202	596
Units redeemed	(9,273)	(12,858)	(15,895)	(26,267)	(40)	(151)	(802)	(109)

Ending units	71,321	71,104	260,147	270,203	5,139	5,173	73	673

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ACVU1		ACVV		PIHYB2		PIVEI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,293)	(1,131)	19,629	14,341	1,293	1,219	643	279
Realized gain (loss) on investments	8,554	167	41,387	165,972	(152)	(286)	(89,311)	(45,403)
Change in unrealized gain (loss) on investments	17,066	(44,081)	(76,315)	(384,757)	1,876	(5,939)	74,289	(60,692)
Reinvested capital gains	5,887	8,948	158,039	174,787	-	-	30,529	54,252

Net increase (decrease) in contract owners’ equity resulting from operations	30,214	(36,097)	142,740	(29,657)	3,017	(5,006)	16,150	(51,564)

Equity transactions:
Purchase payments received from contract owners (note 4)	29	-	3,475	5,463	-	-	(5)	-
Transfers between funds	26,226	-	(11,632)	(9,551)	-	-	1,452	(149)
Redemptions (notes 2, 3, and 4)	(28,165)	(3,026)	(129,774)	(238,050)	(673)	(2,430)	(121,571)	(67,827)
Adjustments to maintain reserves	(104)	(88)	(2,243)	(2,369)	(33)	(41)	(393)	(430)

Net equity transactions	(2,014)	(3,114)	(140,174)	(244,507)	(706)	(2,471)	(120,517)	(68,406)

Net change in contract owners’ equity	28,200	(39,211)	2,566	(274,164)	2,311	(7,477)	(104,367)	(119,970)
Contract owners’ equity at beginning of period	69,804	109,015	2,018,947	2,293,111	32,356	39,833	420,617	540,587

Contract owners’ equity at end of period	$98,004	69,804	2,021,513	2,018,947	34,667	32,356	316,250	420,617

CHANGE IN UNITS:
Beginning units	1,908	1,986	272,402	308,917	1,874	2,010	95,862	107,089
Units purchased	779	-	4,990	5,997	255	-	575	3,253
Units redeemed	(793)	(78)	(14,642)	(42,512)	(292)	(136)	(30,433)	(14,480)

Ending units	1,894	1,908	262,750	272,402	1,837	1,874	66,004	95,862

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PIVF2		PIVMV2		PIVSI2		DSIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,245)	(1,684)	96	(21)	3,722	2,925	21,046	4,168
Realized gain (loss) on investments	(763)	878	(1,538)	168	(7,973)	(3,653)	709,933	1,589,996
Change in unrealized gain (loss) on investments	26,513	(54,875)	941	(16,338)	14,925	(39,357)	1,855,807	(6,371,667)
Reinvested capital gains	4,901	21,705	3,846	13,371	-	7,275	516,099	1,284,117

Net increase (decrease) in contract owners’ equity resulting from operations	29,406	(33,976)	3,345	(2,820)	10,674	(32,810)	3,102,885	(3,493,386)

Equity transactions:
Purchase payments received from contract owners (note 4)	898	520	1	(2)	316	840	2,189	84,890
Transfers between funds	4,067	247	111	(1,042)	5,025	593	(74,947)	(901,112)
Redemptions (notes 2, 3, and 4)	(23,524)	(2,169)	(8)	(31)	(38,862)	(4,844)	(703,297)	(1,230,080)
Adjustments to maintain reserves	(85)	(80)	(41)	(40)	(175)	(178)	(20,390)	(20,867)

Net equity transactions	(18,644)	(1,482)	63	(1,115)	(33,696)	(3,589)	(796,445)	(2,067,169)

Net change in contract owners’ equity	10,762	(35,458)	3,408	(3,935)	(23,022)	(36,399)	2,306,440	(5,560,555)
Contract owners’ equity at beginning of period	125,787	161,245	32,487	36,422	181,861	218,260	13,164,961	18,725,516

Contract owners’ equity at end of period	$136,549	125,787	35,895	32,487	158,839	181,861	15,471,401	13,164,961

CHANGE IN UNITS:
Beginning units	19,021	19,002	1,332	1,383	12,613	13,007	1,655,939	1,813,063
Units purchased	1,645	1,274	82	66	989	3,628	82,938	192,443
Units redeemed	(1,902)	(1,255)	(82)	(117)	(3,288)	(4,022)	(165,760)	(349,567)

Ending units	18,764	19,021	1,332	1,332	10,314	12,613	1,573,117	1,655,939

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DSRG		DVSCS		CLVGT2		FHIB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(8,557)	(12,968)	(882)	(1,325)	(21,885)	(22,632)	29,092	34,836
Realized gain (loss) on investments	(3,091)	31,481	(1,763)	1,726	(5,126)	20,873	(46,707)	(43,175)
Change in unrealized gain (loss) on investments	151,356	(678,650)	14,784	(86,674)	500,141	(1,127,939)	63,063	(95,296)
Reinvested capital gains	196,941	131,429	9,456	32,222	89,617	425,717	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	336,649	(528,708)	21,595	(54,051)	562,747	(703,981)	45,448	(103,635)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,574	2,174	47	112	481	717	216	876
Transfers between funds	333	357	(3,143)	(43,430)	32,954	(8,281)	(414)	(7,572)
Redemptions (notes 2, 3, and 4)	(85,682)	(158,202)	(17,749)	(36,631)	(205,130)	(75,792)	(297,827)	(195,896)
Adjustments to maintain reserves	(2,472)	(2,688)	(150)	(207)	(1,978)	(1,967)	(411)	(437)

Net equity transactions	(86,247)	(158,359)	(20,995)	(80,156)	(173,673)	(85,323)	(298,436)	(203,029)

Net change in contract owners’ equity	250,402	(687,067)	600	(134,207)	389,074	(789,304)	(252,988)	(306,664)
Contract owners’ equity at beginning of period	1,559,648	2,246,715	172,046	306,253	1,366,834	2,156,138	590,956	897,620

Contract owners’ equity at end of period	$1,810,050	1,559,648	172,646	172,046	1,755,908	1,366,834	337,968	590,956

CHANGE IN UNITS:
Beginning units	275,967	302,720	5,228	7,561	345,679	357,371	95,261	109,059
Units purchased	1,792	739	95	195	16,097	4,174	9,664	1,276
Units redeemed	(15,511)	(27,492)	(759)	(2,528)	(47,605)	(15,866)	(25,756)	(15,074)

Ending units	262,248	275,967	4,564	5,228	314,171	345,679	79,169	95,261

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVK2S		FVU2		GVR2XS		GVRUGM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,751)	(2,804)	1,346	1,337	(4)	(32)	7,028	(1,729)
Realized gain (loss) on investments	(1,712)	(17,255)	(4,278)	1,730	(280)	(577)	-	-
Change in unrealized gain (loss) on investments	20,736	(97,317)	19,949	(117,806)	1,402	(1,402)	-	-
Reinvested capital gains	-	28,936	-	65,924	-	-	5	9

Net increase (decrease) in contract owners’ equity resulting from operations	17,273	(88,440)	17,017	(48,815)	1,118	(2,011)	7,033	(1,720)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	-	-	-	-	5	-
Transfers between funds	2,213	(58,193)	213	399	(9,751)	10,649	(725)	(605)
Redemptions (notes 2, 3, and 4)	(12,677)	(1,633)	(49,148)	(32,781)	-	-	(19,996)	(21,732)
Adjustments to maintain reserves	(207)	(223)	(248)	(305)	-	(5)	(437)	(454)

Net equity transactions	(10,673)	(60,049)	(49,183)	(32,687)	(9,751)	10,644	(21,153)	(22,791)

Net change in contract owners’ equity	6,600	(148,489)	(32,166)	(81,502)	(8,633)	8,633	(14,120)	(24,511)
Contract owners’ equity at beginning of period	139,979	288,468	254,430	335,932	8,633	-	303,178	327,689

Contract owners’ equity at end of period	$146,579	139,979	222,264	254,430	-	8,633	289,058	303,178

CHANGE IN UNITS:
Beginning units	5,675	8,091	66,071	76,661	623	-	123,950	134,714
Units purchased	148	226	68	1,242	-	2,967	1,357	10,356
Units redeemed	(577)	(2,642)	(16,011)	(11,832)	(623)	(2,344)	(8,251)	(21,120)

Ending units	5,246	5,675	50,128	66,071	-	623	117,056	123,950

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RAF		RBF		RBKF		RBMF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(614)	(1,072)	(6,064)	(7,205)	(146)	(11)	(1,465)	(868)
Realized gain (loss) on investments	(25,146)	31,948	(22,084)	(567)	(16)	3,035	5,100	269
Change in unrealized gain (loss) on investments	(3,826)	4,526	38,718	(110,742)	2,136	(14,101)	2,422	(9,259)
Reinvested capital gains	-	-	3,908	36,021	-	-	-	1,466

Net increase (decrease) in contract owners’ equity resulting from operations	(29,586)	35,402	14,478	(82,493)	1,974	(11,077)	6,057	(8,392)

Equity transactions:
Purchase payments received from contract owners (note 4)	(5)	-	3,767	3,046	1	3	196	95
Transfers between funds	73,829	(63,107)	(76,585)	(4,122)	(12,213)	(16,475)	(3,529)	2,428
Redemptions (notes 2, 3, and 4)	(9)	(7,543)	(24,000)	(15,386)	(307)	(857)	(16,081)	(2,397)
Adjustments to maintain reserves	(133)	(129)	(410)	(517)	(55)	(65)	(81)	(70)

Net equity transactions	73,682	(70,779)	(97,228)	(16,979)	(12,574)	(17,394)	(19,495)	56

Net change in contract owners’ equity	44,096	(35,377)	(82,750)	(99,472)	(10,600)	(28,471)	(13,438)	(8,336)
Contract owners’ equity at beginning of period	78,869	114,246	466,681	566,153	56,059	84,530	94,199	102,535

Contract owners’ equity at end of period	$122,965	78,869	383,931	466,681	45,459	56,059	80,761	94,199

CHANGE IN UNITS:
Beginning units	175,730	348,223	13,540	13,999	5,902	7,764	3,408	3,334
Units purchased	4,946,426	5,332,209	753	741	2,154	1,711	541	1,520
Units redeemed	(4,705,901)	(5,504,702)	(3,874)	(1,200)	(3,224)	(3,573)	(1,240)	(1,446)

Ending units	416,255	175,730	10,419	13,540	4,832	5,902	2,709	3,408

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RCPF		RELF		RENF		RESF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(196)	(3,240)	(900)	(646)	6,794	(1,280)	(834)	(637)
Realized gain (loss) on investments	114	13,265	1,882	(873)	2,442	58,536	4,045	(10,108)
Change in unrealized gain (loss) on investments	(13,697)	(38,957)	20,259	(22,711)	(13,811)	48,985	95	24,368
Reinvested capital gains	1,261	16,486	2,002	2,232	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,518)	(12,446)	23,243	(21,998)	(4,575)	106,241	3,306	13,623

Equity transactions:
Purchase payments received from contract owners (note 4)	314	539	(20)	8	1,355	2,792	875	981
Transfers between funds	(18,379)	60,014	37,179	(3,074)	9,772	(22,290)	7,992	(9,835)
Redemptions (notes 2, 3, and 4)	(19,792)	(133,949)	(26,489)	(342)	(44,198)	(12,569)	(3,650)	(738)
Adjustments to maintain reserves	(308)	(334)	(72)	(73)	(274)	(297)	(82)	(55)

Net equity transactions	(38,165)	(73,730)	10,598	(3,481)	(33,345)	(32,364)	5,135	(9,647)

Net change in contract owners’ equity	(50,683)	(86,176)	33,841	(25,479)	(37,920)	73,877	8,441	3,976
Contract owners’ equity at beginning of period	288,121	374,297	39,840	65,319	317,284	243,407	55,593	51,617

Contract owners’ equity at end of period	$237,438	288,121	73,681	39,840	279,364	317,284	64,034	55,593

CHANGE IN UNITS:
Beginning units	8,116	10,892	1,896	2,077	19,404	21,891	11,615	15,845
Units purchased	209	3,101	1,074	1	3,381	25,271	8,459	24,472
Units redeemed	(1,527)	(5,877)	(636)	(182)	(5,437)	(27,758)	(6,671)	(28,702)

Ending units	6,798	8,116	2,334	1,896	17,348	19,404	13,403	11,615

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RFSF		RHCF		RINF		RJNF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,370)	(1,398)	(7,046)	(8,295)	(1,050)	(1,265)	(264)	(376)
Realized gain (loss) on investments	(2,737)	4,264	43,228	3,454	(2,405)	(5,024)	(512)	4,037
Change in unrealized gain (loss) on investments	26,926	(62,808)	(38,828)	(118,333)	20,587	(47,383)	1,233	9,754
Reinvested capital gains	-	16,082	19,307	27,315	-	13,501	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,819	(43,860)	16,661	(95,859)	17,132	(40,171)	457	13,415

Equity transactions:
Purchase payments received from contract owners (note 4)	8	(8)	768	(8)	9	(1)	13	(16)
Transfers between funds	2,561	(10,397)	(10,930)	(48,946)	1,427	4,092	-	(7,048)
Redemptions (notes 2, 3, and 4)	(9,200)	(669)	(56,696)	(25,928)	(11,547)	(5,897)	(264)	(1,960)
Adjustments to maintain reserves	(253)	(266)	(594)	(600)	(9)	(9)	(24)	(14)

Net equity transactions	(6,884)	(11,340)	(67,452)	(75,482)	(10,120)	(1,815)	(275)	(9,038)

Net change in contract owners’ equity	14,935	(55,200)	(50,791)	(171,341)	7,012	(41,986)	182	4,377
Contract owners’ equity at beginning of period	178,809	234,009	515,300	686,641	42,018	84,004	17,401	13,024

Contract owners’ equity at end of period	$193,744	178,809	464,509	515,300	49,030	42,018	17,583	17,401

CHANGE IN UNITS:
Beginning units	12,041	12,737	14,349	16,897	1,639	1,812	9,956	10,509
Units purchased	5,444	846	5,320	1,089	51	198	-	319,569
Units redeemed	(5,852)	(1,542)	(7,228)	(3,637)	(379)	(371)	(110)	(320,122)

Ending units	11,633	12,041	12,441	14,349	1,311	1,639	9,846	9,956

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RLCE		RLCJ		RLF		RMED
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,708)	(1,711)	(985)	(1,376)	(77)	(264)	(5,641)	(6,658)
Realized gain (loss) on investments	5,964	217	(21,976)	(131)	(7)	(9,342)	(15,242)	(9,730)
Change in unrealized gain (loss) on investments	14,347	(17,555)	40,460	(53,066)	1,562	555	81,029	(142,635)
Reinvested capital gains	-	-	-	-	-	-	-	27,672

Net increase (decrease) in contract owners’ equity resulting from operations	18,603	(19,049)	17,499	(54,573)	1,478	(9,051)	60,146	(131,351)

Equity transactions:
Purchase payments received from contract owners (note 4)	966	2	889	-	7	(8)	3,948	3,360
Transfers between funds	(49)	(1,235)	(46,444)	1,788	-	(30,535)	(14,234)	390
Redemptions (notes 2, 3, and 4)	(22,042)	(495)	(24,413)	(489)	(9,720)	-	(75,457)	(20,683)
Adjustments to maintain reserves	(196)	(138)	(61)	(94)	(15)	(8)	(439)	(507)

Net equity transactions	(21,321)	(1,866)	(70,029)	1,205	(9,728)	(30,551)	(86,182)	(17,440)

Net change in contract owners’ equity	(2,718)	(20,915)	(52,530)	(53,368)	(8,250)	(39,602)	(26,036)	(148,791)
Contract owners’ equity at beginning of period	111,783	132,698	70,485	123,853	10,107	49,709	391,828	540,619

Contract owners’ equity at end of period	$109,065	111,783	17,955	70,485	1,857	10,107	365,792	391,828

CHANGE IN UNITS:
Beginning units	10,360	10,506	5,561	5,477	511	1,692	32,668	32,653
Units purchased	7,815	76	1,924	117	-	-	3,394	600
Units redeemed	(9,896)	(222)	(6,373)	(33)	(437)	(1,181)	(8,716)	(585)

Ending units	8,279	10,360	1,112	5,561	74	511	27,346	32,668

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RMEK		RNF		ROF		RPMF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,653)	(3,284)	(17,850)	(13,291)	(32,546)	(31,379)	(3,118)	(3,432)
Realized gain (loss) on investments	19,730	(63,543)	77,194	120,213	95,041	194,555	5,889	(20,303)
Change in unrealized gain (loss) on investments	26,876	(48,766)	311,435	(841,020)	930,992	(1,329,323)	(1,360)	(41,815)
Reinvested capital gains	-	-	-	166,911	-	81,557	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,953	(115,593)	370,779	(567,187)	993,487	(1,084,590)	1,411	(65,550)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936	2,008	11	5,794	4,101	8,316	(76)	52
Transfers between funds	(64,254)	99,468	6,589	(11,367)	109,832	(145,304)	11,929	77,619
Redemptions (notes 2, 3, and 4)	(25,324)	(12,599)	(105,976)	(146,418)	(143,773)	(285,033)	(22,015)	(59,246)
Adjustments to maintain reserves	(241)	(292)	(1,361)	(1,488)	(3,133)	(3,118)	(307)	(393)

Net equity transactions	(87,883)	88,585	(100,737)	(153,479)	(32,973)	(425,139)	(10,469)	18,032

Net change in contract owners’ equity	(43,930)	(27,008)	270,042	(720,666)	960,514	(1,509,729)	(9,058)	(47,518)
Contract owners’ equity at beginning of period	230,739	257,747	1,171,553	1,892,219	1,936,047	3,445,776	268,775	316,293

Contract owners’ equity at end of period	$186,809	230,739	1,441,595	1,171,553	2,896,561	1,936,047	259,717	268,775

CHANGE IN UNITS:
Beginning units	22,360	20,578	29,223	32,437	29,601	34,546	27,059	28,491
Units purchased	21,896	36,487	2,273	5,858	32,377	13,696	6,895	34,964
Units redeemed	(25,664)	(34,705)	(4,482)	(9,072)	(32,238)	(18,641)	(8,209)	(36,396)

Ending units	18,592	22,360	27,014	29,223	29,740	29,601	25,745	27,059

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RREF		RRF		RSRF		RTEC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(43)	(216)	(642)	(736)	(205)	(331)	(3,309)	(3,747)
Realized gain (loss) on investments	(1,396)	1,022	993	2,558	83	(855)	18,389	14,028
Change in unrealized gain (loss) on investments	2,839	(16,748)	5,480	(19,443)	1,719	(4,705)	61,058	(148,561)
Reinvested capital gains	1,094	1,917	-	1,075	-	-	4,190	16,990

Net increase (decrease) in contract owners’ equity resulting from operations	2,494	(14,025)	5,831	(16,546)	1,597	(5,891)	80,328	(121,290)

Equity transactions:
Purchase payments received from contract owners (note 4)	323	518	-	(2)	(372)	-	(29)	132
Transfers between funds	(1,483)	(12,504)	-	(787)	225	(11,792)	44,958	(14,912)
Redemptions (notes 2, 3, and 4)	(4,357)	(748)	(3,825)	(3,547)	(17,575)	(179)	(40,615)	(40,700)
Adjustments to maintain reserves	(38)	(40)	(51)	(41)	(6)	(12)	(187)	(196)

Net equity transactions	(5,555)	(12,774)	(3,876)	(4,377)	(17,728)	(11,983)	4,127	(55,676)

Net change in contract owners’ equity	(3,061)	(26,799)	1,955	(20,923)	(16,131)	(17,874)	84,455	(176,966)
Contract owners’ equity at beginning of period	33,055	59,854	41,732	62,655	24,601	42,475	169,557	346,523

Contract owners’ equity at end of period	$29,994	33,055	43,687	41,732	8,470	24,601	254,012	169,557

CHANGE IN UNITS:
Beginning units	1,563	2,073	1,432	1,560	3,439	9,128	6,139	7,666
Units purchased	276	290	-	98	7,662	4,357	6,034	693
Units redeemed	(519)	(800)	(134)	(226)	(9,832)	(10,046)	(5,464)	(2,220)

Ending units	1,320	1,563	1,298	1,432	1,269	3,439	6,709	6,139

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RTEL		RTF		RTRF		RUF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(84)	(205)	(9,805)	(10,690)	(235)	(216)	(329)	(1,125)
Realized gain (loss) on investments	(350)	494	86,186	(97,261)	(2,055)	1,197	(5,012)	13,408
Change in unrealized gain (loss) on investments	1,015	(7,424)	158,246	(375,138)	5,264	(9,802)	(1,480)	2,321
Reinvested capital gains	-	-	-	123,426	-	1,620	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	581	(7,135)	234,627	(359,663)	2,974	(7,201)	(6,821)	14,604

Equity transactions:
Purchase payments received from contract owners (note 4)	8	10	1,820	(21)	1	(2)	(8)	-
Transfers between funds	-	-	(8,293)	22,061	816	421	79,901	78,035
Redemptions (notes 2, 3, and 4)	(2,965)	(5,357)	(91,528)	(16,821)	(5,683)	(353)	(177,028)	(6,488)
Adjustments to maintain reserves	(24)	(11)	(541)	(539)	(13)	(13)	(57)	(72)

Net equity transactions	(2,981)	(5,358)	(98,542)	4,680	(4,879)	53	(97,192)	71,475

Net change in contract owners’ equity	(2,400)	(12,493)	136,085	(354,983)	(1,905)	(7,148)	(104,013)	86,079
Contract owners’ equity at beginning of period	15,912	28,405	559,080	914,063	15,135	22,283	194,808	108,729

Contract owners’ equity at end of period	$13,512	15,912	695,165	559,080	13,230	15,135	90,795	194,808

CHANGE IN UNITS:
Beginning units	1,878	2,390	12,157	11,626	539	510	322,601	224,320
Units purchased	-	442	33,790	30,287	49	142	3,065,742	3,615,735
Units redeemed	(290)	(954)	(35,432)	(29,756)	(203)	(113)	(3,193,340)	(3,517,454)

Ending units	1,588	1,878	10,515	12,157	385	539	195,003	322,601

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RUGB		RUTL		RVARS		RVCMD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,052	187	(681)	(1,675)	1	(24)	1,370	352
Realized gain (loss) on investments	(16,215)	(9,015)	13,707	17,134	35	12	(3,002)	8,229
Change in unrealized gain (loss) on investments	13,590	(55,968)	(31,609)	(17,594)	(28)	(120)	(1,932)	(3,268)
Reinvested capital gains	-	-	-	2,288	-	19	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,573)	(64,796)	(18,583)	153	8	(113)	(3,564)	5,313

Equity transactions:
Purchase payments received from contract owners (note 4)	(6)	645	319	511	(1,101)	4	12	-
Transfers between funds	(7,490)	(5,014)	6,685	58,641	-	17	1,315	38,852
Redemptions (notes 2, 3, and 4)	(6,337)	(28,969)	(177,445)	(109,266)	-	-	(41,482)	(280)
Adjustments to maintain reserves	(72)	(127)	(223)	(399)	5	(3)	(30)	(31)

Net equity transactions	(13,905)	(33,465)	(170,664)	(50,513)	(1,096)	18	(40,185)	38,541

Net change in contract owners’ equity	(15,478)	(98,261)	(189,247)	(50,360)	(1,088)	(95)	(43,749)	43,854
Contract owners’ equity at beginning of period	81,418	179,679	306,362	356,722	1,871	1,966	58,076	14,222

Contract owners’ equity at end of period	$65,940	81,418	117,115	306,362	783	1,871	14,327	58,076

CHANGE IN UNITS:
Beginning units	17,812	20,562	14,793	16,719	224	222	20,358	6,130
Units purchased	246	1,613	794	4,138	-	2	929	27,035
Units redeemed	(4,540)	(4,363)	(10,289)	(6,064)	(128)	-	(15,853)	(12,807)

Ending units	13,518	17,812	5,298	14,793	96	224	5,434	20,358

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVF		RVIDD		RVIMC		RVISC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(38,200)	(36,235)	(873)	(1,018)	-	(1)	(379)	(416)
Realized gain (loss) on investments	163,395	(269,234)	(37,299)	(37,749)	-	(5)	194	5,201
Change in unrealized gain (loss) on investments	1,707,004	(2,882,004)	31,932	51,310	(10)	14	1,421	169
Reinvested capital gains	-	431,779	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,832,199	(2,755,694)	(6,240)	12,543	(10)	8	1,236	4,954

Equity transactions:
Purchase payments received from contract owners (note 4)	1,602	664	4	-	9	(2)	6	(2)
Transfers between funds	326,076	(439,371)	43,899	(66,250)	-	-	74,169	(96,976)
Redemptions (notes 2, 3, and 4)	(33,331)	(31,648)	(2,025)	(11,263)	-	-	-	(6,579)
Adjustments to maintain reserves	(3,025)	(2,841)	(118)	(118)	(10)	2	(52)	(47)

Net equity transactions	291,322	(473,196)	41,760	(77,631)	(1)	-	74,123	(103,604)

Net change in contract owners’ equity	2,123,521	(3,228,890)	35,520	(65,088)	(11)	8	75,359	(98,650)
Contract owners’ equity at beginning of period	1,575,261	4,804,151	68,911	133,999	107	99	178	98,828

Contract owners’ equity at end of period	$3,698,782	1,575,261	104,431	68,911	96	107	75,537	178

CHANGE IN UNITS:
Beginning units	11,853	13,928	966,050	1,940,266	150	150	258	165,670
Units purchased	5,185	6,722	25,093,475	23,016,625	-	-	2,360,467	2,482,585
Units redeemed	(3,915)	(8,797)	(24,249,535)	(23,990,841)	-	-	(2,235,741)	(2,647,997)

Ending units	13,123	11,853	1,809,990	966,050	150	150	124,984	258

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVLCG		RVLCV		RVLDD		RVMCG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,773)	(5,272)	(67)	(2,481)	(5,913)	(8,495)	(1,243)	(1,589)
Realized gain (loss) on investments	1,300	15,258	16,624	9,711	36,300	(59,974)	(2,874)	(1,799)
Change in unrealized gain (loss) on investments	37,652	(222,425)	8,021	(50,016)	107,861	(139,171)	16,084	(54,165)
Reinvested capital gains	-	60,486	-	24,031	-	30,295	-	22,254

Net increase (decrease) in contract owners’ equity resulting from operations	33,179	(151,953)	24,578	(18,755)	138,248	(177,345)	11,967	(35,299)

Equity transactions:
Purchase payments received from contract owners (note 4)	(5)	-	649	(434)	4,048	4,258	(15)	1
Transfers between funds	245,317	(244,304)	(217,639)	264,043	(85,086)	88,216	9,544	(6,135)
Redemptions (notes 2, 3, and 4)	(3,470)	(3,972)	(6,122)	(50,907)	(38,138)	(73,586)	(16,382)	(9,029)
Adjustments to maintain reserves	(442)	(468)	(308)	(350)	(789)	(858)	(117)	(142)

Net equity transactions	241,400	(248,744)	(223,420)	212,352	(119,965)	18,030	(6,970)	(15,305)

Net change in contract owners’ equity	274,579	(400,697)	(198,842)	193,597	18,283	(159,315)	4,997	(50,604)
Contract owners’ equity at beginning of period	324,966	725,663	459,465	265,868	645,245	804,560	100,034	150,638

Contract owners’ equity at end of period	$599,545	324,966	260,623	459,465	663,528	645,245	105,031	100,034

CHANGE IN UNITS:
Beginning units	10,218	16,667	17,945	9,418	12,421	12,167	3,442	3,965
Units purchased	48,137	8,129	34,275	98,899	21,368	37,039	700	121
Units redeemed	(39,421)	(14,578)	(43,042)	(90,372)	(23,318)	(36,785)	(961)	(644)

Ending units	18,934	10,218	9,178	17,945	10,471	12,421	3,181	3,442

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVMCV		RVSCG		RVSCV		RVSDL
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(814)	(1,283)	(1,128)	(1,464)	(1,055)	(1,701)	(3)	(7)
Realized gain (loss) on investments	16,573	(9,936)	(2,830)	(4,590)	2,572	(26,959)	-	59
Change in unrealized gain (loss) on investments	8,463	(9,326)	11,904	(34,974)	13,389	(21,338)	4	(51)
Reinvested capital gains	-	7,438	-	12,228	-	9,758	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,222	(13,107)	7,946	(28,800)	14,906	(40,240)	1	1

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	6	(2)	2	2	3	(4)
Transfers between funds	(168,015)	161,712	135	662	(4,221)	25,224	-	47
Redemptions (notes 2, 3, and 4)	(8,226)	(931)	(8,615)	(4,339)	(13,134)	(15,362)	-	-
Adjustments to maintain reserves	(38)	(38)	(29)	(28)	(70)	(62)	(5)	3

Net equity transactions	(176,279)	160,743	(8,503)	(3,707)	(17,423)	9,802	(2)	46

Net change in contract owners’ equity	(152,057)	147,636	(557)	(32,507)	(2,517)	(30,438)	(1)	47
Contract owners’ equity at beginning of period	190,033	42,397	56,747	89,254	72,457	102,895	380	333

Contract owners’ equity at end of period	$37,976	190,033	56,190	56,747	69,940	72,457	379	380

CHANGE IN UNITS:
Beginning units	7,304	1,334	2,546	2,729	3,527	4,524	50	50
Units purchased	11,827	58,236	54	309	8,335	27,708	-	704
Units redeemed	(18,111)	(52,266)	(435)	(492)	(9,057)	(28,705)	-	(704)

Ending units	1,020	7,304	2,165	2,546	2,805	3,527	50	50

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVWDL		AVGI		AVHY1		IVDDI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(35)	(65)	(2,045)	(1,458)	9,509	9,366	(563)	316
Realized gain (loss) on investments	(83)	(1,580)	(14,781)	74	(12,152)	(9,927)	(15,443)	498
Change in unrealized gain (loss) on investments	166	91	81,075	(168,131)	26,805	(48,190)	13,866	(36,575)
Reinvested capital gains	-	-	8,117	63,443	-	-	8,072	26,601

Net increase (decrease) in contract owners’ equity resulting from operations	48	(1,554)	72,366	(106,072)	24,162	(48,751)	5,932	(9,160)

Equity transactions:
Purchase payments received from contract owners (note 4)	6	-	(1)	-	639	668	330	814
Transfers between funds	215	228	(1,927)	(18,310)	15,588	(110,289)	(17,513)	89,006
Redemptions (notes 2, 3, and 4)	(60)	(2,145)	(44,815)	(28,528)	(56,354)	(26,324)	(98,876)	(2,243)
Adjustments to maintain reserves	(9)	(7)	(514)	(588)	(215)	(221)	(79)	(69)

Net equity transactions	152	(1,924)	(47,257)	(47,426)	(40,342)	(136,166)	(116,138)	87,508

Net change in contract owners’ equity	200	(3,478)	25,109	(153,498)	(16,180)	(184,917)	(110,206)	78,348
Contract owners’ equity at beginning of period	2,879	6,357	344,122	497,620	324,182	509,099	212,773	134,425

Contract owners’ equity at end of period	$3,079	2,879	369,231	344,122	308,002	324,182	102,567	212,773

CHANGE IN UNITS:
Beginning units	720	1,278	14,816	16,781	17,668	24,527	9,385	5,825
Units purchased	55	50	477	77	3,355	147	3,237	4,084
Units redeemed	(16)	(608)	(2,220)	(2,042)	(5,813)	(7,006)	(8,502)	(524)

Ending units	759	720	13,073	14,816	15,210	17,668	4,120	9,385

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVGMMI		IVHS		IVMCC2		IVRE
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$132,702	(8,607)	(1,603)	(1,712)	(3,302)	(3,378)	(210)	3,341
Realized gain (loss) on investments	-	-	(287)	639	(5,751)	(9,684)	(2,934)	(2,183)
Change in unrealized gain (loss) on investments	-	-	3,636	(34,220)	34,894	(77,372)	19,299	(83,430)
Reinvested capital gains	-	-	-	15,957	-	48,027	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	132,702	(8,607)	1,746	(19,336)	25,841	(42,407)	16,155	(82,272)

Equity transactions:
Purchase payments received from contract owners (note 4)	14,045	16,577	335	138	21	-	262	-
Transfers between funds	(85,810)	1,438,668	622	12,102	(2,363)	(257)	2,186	(2,872)
Redemptions (notes 2, 3, and 4)	(419,554)	(1,524,748)	(4,068)	(7,299)	(1,005)	(17,460)	(12,815)	(5,730)
Adjustments to maintain reserves	(4,130)	(4,480)	(105)	(108)	(76)	(77)	(156)	(187)

Net equity transactions	(495,449)	(73,983)	(3,216)	4,833	(3,423)	(17,794)	(10,523)	(8,789)

Net change in contract owners’ equity	(362,747)	(82,590)	(1,470)	(14,503)	22,418	(60,201)	5,632	(91,061)
Contract owners’ equity at beginning of period	4,006,702	4,089,292	114,974	129,477	210,164	270,365	223,643	314,704

Contract owners’ equity at end of period	$3,643,955	4,006,702	113,504	114,974	232,582	210,164	229,275	223,643

CHANGE IN UNITS:
Beginning units	446,234	452,546	23,625	20,555	20,646	21,180	39,365	40,275
Units purchased	819,500	1,083,697	1,172	5,234	410	375	1,322	2,309
Units redeemed	(873,346)	(1,090,009)	(1,758)	(2,164)	(492)	(909)	(2,584)	(3,219)

Ending units	392,388	446,234	23,039	23,625	20,564	20,646	38,103	39,365

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	IVT		JABIN		JAEI		JAFRIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,027)	(4,032)	11,714	(1,640)	(108,463)	(109,028)	(5,217)	(6,693)
Realized gain (loss) on investments	(6,288)	(44,751)	24,030	48,166	570,175	371,410	1,517	(16,029)
Change in unrealized gain (loss) on investments	81,142	(203,465)	158,109	(419,489)	368,772	(3,936,147)	153,163	(327,315)
Reinvested capital gains	-	108,858	-	49,507	650,836	1,642,551	-	85,990

Net increase (decrease) in contract owners’ equity resulting from operations	71,827	(143,390)	193,853	(323,456)	1,481,320	(2,031,214)	149,463	(264,047)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	7,176	17,368	29,241	27,004	4,806	3,777
Transfers between funds	21,599	(29,041)	18,575	(108)	14,788	(32,097)	909	(78,043)
Redemptions (notes 2, 3, and 4)	(17,866)	(14,909)	(79,011)	(153,209)	(1,007,613)	(599,101)	(28,534)	(18,433)
Adjustments to maintain reserves	(191)	(149)	(1,961)	(2,022)	(13,796)	(14,426)	(671)	(663)

Net equity transactions	3,540	(44,099)	(55,221)	(137,971)	(977,380)	(618,620)	(23,490)	(93,362)

Net change in contract owners’ equity	75,367	(187,489)	138,632	(461,427)	503,940	(2,649,834)	125,973	(357,409)
Contract owners’ equity at beginning of period	166,368	353,857	1,440,589	1,902,016	9,391,070	12,040,904	406,110	763,519

Contract owners’ equity at end of period	$241,735	166,368	1,579,221	1,440,589	9,895,010	9,391,070	532,083	406,110

CHANGE IN UNITS:
Beginning units	70,610	54,139	57,881	62,960	900,938	954,947	11,614	14,344
Units purchased	1,925	23,442	1,361	847	9,170	7,509	225	276
Units redeemed	(3,782)	(6,971)	(3,435)	(5,926)	(96,648)	(61,518)	(838)	(3,006)

Ending units	68,753	70,610	55,807	57,881	813,460	900,938	11,001	11,614

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAGRIN		JAIG		JARIN		JMCVIN
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(23,702)	(16,431)	(131)	923	(127,013)	(124,895)	(89)	40
Realized gain (loss) on investments	328,623	335,298	8,125	10,966	479,920	258,828	77	424
Change in unrealized gain (loss) on investments	1,033,228	(2,823,768)	32,962	(69,186)	3,534,577	(6,719,184)	5,238	(11,713)
Reinvested capital gains	193,278	776,341	-	-	-	2,037,151	2,030	5,711

Net increase (decrease) in contract owners’ equity resulting from operations	1,531,427	(1,728,560)	40,956	(57,297)	3,887,484	(4,548,100)	7,256	(5,538)

Equity transactions:
Purchase payments received from contract owners (note 4)	23,900	26,158	1,369	1,310	13,988	104,808	(2)	-
Transfers between funds	(28,880)	(206,557)	31,125	(67,605)	(6,641)	(54,002)	-	(1,962)
Redemptions (notes 2, 3, and 4)	(547,319)	(362,119)	(64,073)	(24,967)	(745,896)	(787,540)	(1,295)	(1,843)
Adjustments to maintain reserves	(9,746)	(9,974)	(380)	(375)	(16,594)	(16,472)	(110)	(113)

Net equity transactions	(562,045)	(552,492)	(31,959)	(91,637)	(755,143)	(753,206)	(1,407)	(3,918)

Net change in contract owners’ equity	969,382	(2,281,052)	8,997	(148,934)	3,132,341	(5,301,306)	5,849	(9,456)
Contract owners’ equity at beginning of period	6,298,655	8,579,707	454,974	603,908	9,665,655	14,966,961	73,562	83,018

Contract owners’ equity at end of period	$7,268,037	6,298,655	463,971	454,974	12,797,996	9,665,655	79,411	73,562

CHANGE IN UNITS:
Beginning units	1,148,082	1,244,917	66,588	70,484	1,534,658	1,641,006	3,348	3,519
Units purchased	25,225	29,102	1,931	3,286	19,216	20,233	49	23
Units redeemed	(114,332)	(125,937)	(5,374)	(7,182)	(115,845)	(126,581)	(107)	(194)

Ending units	1,058,975	1,148,082	63,145	66,588	1,438,029	1,534,658	3,290	3,348

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LZREMS		LZRIES		LZRUSM		LPVCAI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,904	2,159	(176)	719	(11,486)	(13,146)	(716)	(778)
Realized gain (loss) on investments	(2,369)	(5,938)	(8,285)	105	(15,538)	(4,731)	(5,489)	(2,652)
Change in unrealized gain (loss) on investments	28,493	(24,911)	14,963	(17,379)	92,495	(390,286)	11,288	(22,841)
Reinvested capital gains	-	-	-	5,546	-	229,203	5,092	6,705

Net increase (decrease) in contract owners’ equity resulting from operations	32,028	(28,690)	6,502	(11,009)	65,471	(178,960)	10,175	(19,566)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	(2,151)	-	1,063	1,134	1	-
Transfers between funds	33,306	5,781	28,429	3,150	31,415	(8,690)	2,799	-
Redemptions (notes 2, 3, and 4)	(29,388)	(5,071)	(24,640)	(12,048)	(55,502)	(73,802)	(4,415)	(3,887)
Adjustments to maintain reserves	(178)	(126)	(58)	(19)	(826)	(877)	(13)	(14)

Net equity transactions	3,738	584	1,580	(8,917)	(23,850)	(82,235)	(1,628)	(3,901)

Net change in contract owners’ equity	35,766	(28,106)	8,082	(19,926)	41,621	(261,195)	8,547	(23,467)
Contract owners’ equity at beginning of period	152,009	180,115	48,509	68,435	810,770	1,071,965	47,532	70,999

Contract owners’ equity at end of period	$187,775	152,009	56,591	48,509	852,391	810,770	56,079	47,532

CHANGE IN UNITS:
Beginning units	6,299	6,221	3,209	3,692	148,990	160,482	2,346	2,538
Units purchased	3,590	1,397	4,796	310	11,069	1,174	223	-
Units redeemed	(3,487)	(1,319)	(5,039)	(793)	(7,698)	(12,666)	(320)	(192)

Ending units	6,402	6,299	2,966	3,209	152,361	148,990	2,249	2,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LPVCII		LVCLGI		SBVHY		LOVCDG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$449	(828)	(1,953)	(2,835)	50	549	(2,517)	(2,788)
Realized gain (loss) on investments	(9,333)	(1,353)	1,755	11,323	(1,684)	(132)	3,782	37,892
Change in unrealized gain (loss) on investments	4,851	(38,127)	41,785	(109,686)	1,980	(2,313)	29,673	(162,815)
Reinvested capital gains	22,418	16,179	1,137	9,861	-	-	20,748	53,878

Net increase (decrease) in contract owners’ equity resulting from operations	18,385	(24,129)	42,724	(91,337)	346	(1,896)	51,686	(73,833)

Equity transactions:
Purchase payments received from contract owners (note 4)	(154)	1,466	(5)	238	1	-	2,574	2,185
Transfers between funds	(9,474)	77,439	19,043	(128,153)	-	-	(4,147)	7,148
Redemptions (notes 2, 3, and 4)	(57,340)	(4,978)	(2,266)	(14,122)	(7,019)	(202)	(36,559)	(153,343)
Adjustments to maintain reserves	(90)	(104)	(55)	(57)	(8)	(11)	(310)	(326)

Net equity transactions	(67,058)	73,823	16,717	(142,094)	(7,026)	(213)	(38,442)	(144,336)

Net change in contract owners’ equity	(48,673)	49,694	59,441	(233,431)	(6,680)	(2,109)	13,244	(218,169)
Contract owners’ equity at beginning of period	182,821	133,127	95,931	329,362	10,429	12,538	368,486	586,655

Contract owners’ equity at end of period	$134,148	182,821	155,372	95,931	3,749	10,429	381,730	368,486

CHANGE IN UNITS:
Beginning units	7,197	4,705	3,141	7,213	623	636	50,422	53,219
Units purchased	157	6,481	1,685	54	-	-	1,407	2,078
Units redeemed	(2,688)	(3,989)	(1,204)	(4,126)	(398)	(13)	(9,124)	(4,875)

Ending units	4,666	7,197	3,622	3,141	225	623	42,705	50,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	LOVGI		NVLCPY		AMCG		AMRI
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,554)	(287)	9	-	(3,177)	(3,546)	(420)	(1,097)
Realized gain (loss) on investments	38,265	47,995	-	-	140	7,521	(2,479)	(551)
Change in unrealized gain (loss) on investments	165,977	(481,868)	6	-	35,888	(142,059)	6,577	(34,217)
Reinvested capital gains	44,580	173,195	-	-	-	41,346	4,703	17,964

Net increase (decrease) in contract owners’ equity resulting from operations	241,268	(260,965)	15	-	32,851	(96,738)	8,381	(17,901)

Equity transactions:
Purchase payments received from contract owners (note 4)	13,363	17,149	271	-	628	623	104	224
Transfers between funds	(11,390)	34,460	268	-	1,472	666	(11,673)	17,946
Redemptions (notes 2, 3, and 4)	(74,429)	(74,237)	-	-	(3,717)	(31,169)	(17,263)	(7,596)
Adjustments to maintain reserves	(2,846)	(2,875)	(268)	-	(194)	(203)	(113)	(157)

Net equity transactions	(75,302)	(25,503)	271	-	(1,811)	(30,083)	(28,945)	10,417

Net change in contract owners’ equity	165,966	(286,468)	286	-	31,040	(126,821)	(20,564)	(7,484)
Contract owners’ equity at beginning of period	2,115,618	2,402,086	-	-	203,252	330,073	115,466	122,950

Contract owners’ equity at end of period	$2,281,584	2,115,618	286	-	234,292	203,252	94,902	115,466

CHANGE IN UNITS:
Beginning units	578,328	591,283	-	-	41,192	46,023	24,154	22,510
Units purchased	13,421	13,552	28	-	1,283	61	1,776	8,249
Units redeemed	(27,706)	(26,507)	-	-	(1,093)	(4,892)	(5,520)	(6,605)

Ending units	564,043	578,328	28	-	41,382	41,192	20,410	24,154

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMSRS		AMTB		NOVPDI		NOVPM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(6,789)	(6,409)	8,725	7,623	13,293	4,998	(131,086)	(143,688)
Realized gain (loss) on investments	6,662	10,654	(7,733)	(4,211)	1,863	76,191	(23,702)	79,736
Change in unrealized gain (loss) on investments	135,504	(220,108)	11,358	(27,414)	(114,324)	(520,046)	1,901,306	(5,181,657)
Reinvested capital gains	10,400	61,266	-	-	-	-	-	2,084,083

Net increase (decrease) in contract owners’ equity resulting from operations	145,777	(154,597)	12,350	(24,002)	(99,168)	(438,857)	1,746,518	(3,161,526)

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	60	627	621	23,465	29,312	45,776	56,448
Transfers between funds	-	-	(44,517)	45,290	475	(107,279)	(10,355)	(62,149)
Redemptions (notes 2, 3, and 4)	(43,640)	(48,680)	(15,145)	(24,032)	(188,536)	(182,134)	(719,190)	(554,314)
Adjustments to maintain reserves	(610)	(614)	(209)	(213)	(4,332)	(5,127)	(14,740)	(16,180)

Net equity transactions	(44,251)	(49,234)	(59,244)	21,666	(168,928)	(265,228)	(698,509)	(576,195)

Net change in contract owners’ equity	101,526	(203,831)	(46,894)	(2,336)	(268,096)	(704,085)	1,048,009	(3,737,721)
Contract owners’ equity at beginning of period	605,906	809,737	320,121	322,457	3,219,337	3,923,422	9,925,593	13,663,314

Contract owners’ equity at end of period	$707,432	605,906	273,227	320,121	2,951,241	3,219,337	10,973,602	9,925,593

CHANGE IN UNITS:
Beginning units	18,032	19,348	127,991	129,086	249,147	268,364	614,682	646,066
Units purchased	316	499	536	6,045	5,287	9,097	7,520	6,890
Units redeemed	(1,516)	(1,815)	(11,591)	(7,140)	(19,037)	(28,314)	(46,929)	(38,274)

Ending units	16,832	18,032	116,936	127,991	235,397	249,147	575,273	614,682

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVAAA		PMVEBA		PMVFHA		PMVGBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,310	15,767	619	488	128	24	413	114
Realized gain (loss) on investments	(12,292)	(3,466)	(56)	(151)	(29)	(18)	(2,628)	(762)
Change in unrealized gain (loss) on investments	22,433	(70,224)	764	(3,012)	357	(1,197)	3,510	(6,906)
Reinvested capital gains	-	20,729	-	-	258	4	459	740

Net increase (decrease) in contract owners’ equity resulting from operations	13,451	(37,194)	1,327	(2,675)	714	(1,187)	1,754	(6,814)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,607	2,848	320	520	-	-	-	-
Transfers between funds	864	(959)	-	-	-	-	54	(136)
Redemptions (notes 2, 3, and 4)	(60,208)	(9,855)	-	(1,102)	(24)	-	(6,844)	(1,356)
Adjustments to maintain reserves	(275)	(293)	(20)	(20)	(14)	(15)	(63)	(75)

Net equity transactions	(57,012)	(8,259)	300	(602)	(38)	(15)	(6,853)	(1,567)

Net change in contract owners’ equity	(43,561)	(45,453)	1,627	(3,277)	676	(1,202)	(5,099)	(8,381)
Contract owners’ equity at beginning of period	235,575	281,028	13,435	16,712	9,340	10,542	48,075	56,456

Contract owners’ equity at end of period	$192,014	235,575	15,062	13,435	10,016	9,340	42,976	48,075

CHANGE IN UNITS:
Beginning units	14,512	15,011	858	887	611	611	3,747	3,861
Units purchased	4,628	276	30	32	-	-	295	27
Units redeemed	(8,398)	(775)	(10)	(61)	(2)	-	(813)	(141)

Ending units	10,742	14,512	878	858	609	611	3,229	3,747

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVHYA		PMVLDA		PMVLGA		PMVRRA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,497	3,342	4,115	656	804	653	8,271	35,943
Realized gain (loss) on investments	(2,813)	(11,144)	(18,572)	(2,293)	(4,268)	(26,533)	(3,876)	2,437
Change in unrealized gain (loss) on investments	5,904	(13,518)	18,353	(18,547)	4,611	(11,805)	7,391	(134,390)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,588	(21,320)	3,896	(20,184)	1,147	(37,685)	11,786	(96,010)

Equity transactions:
Purchase payments received from contract owners (note 4)	4	(18)	-	323	3	4	924	949
Transfers between funds	(3,775)	(652,272)	(3,352)	16,435	1,541	(62,252)	7,340	(8,602)
Redemptions (notes 2, 3, and 4)	(11,324)	(6,888)	(189,625)	(10,885)	(5,817)	(2,853)	(32,092)	(224,369)
Adjustments to maintain reserves	(117)	(137)	(208)	(265)	(111)	(123)	(456)	(512)

Net equity transactions	(15,212)	(659,315)	(193,185)	5,608	(4,384)	(65,224)	(24,284)	(232,534)

Net change in contract owners’ equity	(8,624)	(680,635)	(189,289)	(14,576)	(3,237)	(102,909)	(12,498)	(328,544)
Contract owners’ equity at beginning of period	128,605	809,240	245,033	259,609	71,491	174,400	562,645	891,189

Contract owners’ equity at end of period	$119,981	128,605	55,744	245,033	68,254	71,491	550,147	562,645

CHANGE IN UNITS:
Beginning units	7,227	40,087	21,653	21,283	4,788	8,346	213,445	244,342
Units purchased	9,942	23,310	698	4,845	104	320	3,992	4,978
Units redeemed	(11,068)	(56,170)	(17,521)	(4,475)	(433)	(3,878)	(15,151)	(35,875)

Ending units	6,101	7,227	4,830	21,653	4,459	4,788	202,286	213,445

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVRSA		PMVTRA		PVSTA		ROCMC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,112	3,801	16,816	8,974	10,048	689	(1,129)	(1,354)
Realized gain (loss) on investments	(172)	3,675	(39,848)	(22,758)	(2,788)	(2,009)	(6,486)	84
Change in unrealized gain (loss) on investments	(4,945)	(7,209)	56,864	(137,098)	7,264	(7,871)	18,857	(52,421)
Reinvested capital gains	-	-	-	-	-	853	-	26,246

Net increase (decrease) in contract owners’ equity resulting from operations	(2,005)	267	33,832	(150,882)	14,524	(8,338)	11,242	(27,445)

Equity transactions:
Purchase payments received from contract owners (note 4)	189	96	374	399	-	-	1	-
Transfers between funds	-	(18,299)	49,001	(56,673)	(89,335)	(37,318)	(62)	(3,755)
Redemptions (notes 2, 3, and 4)	(254)	(361)	(101,492)	(36,561)	(37,182)	(28,234)	(18,922)	(6,656)
Adjustments to maintain reserves	(29)	(32)	(745)	(720)	(199)	(342)	(35)	(39)

Net equity transactions	(94)	(18,596)	(52,862)	(93,555)	(126,716)	(65,894)	(19,018)	(10,450)

Net change in contract owners’ equity	(2,099)	(18,329)	(19,030)	(244,437)	(112,192)	(74,232)	(7,776)	(37,895)
Contract owners’ equity at beginning of period	22,277	40,606	831,231	1,075,668	425,286	499,518	78,866	116,761

Contract owners’ equity at end of period	$20,178	22,277	812,201	831,231	313,094	425,286	71,090	78,866

CHANGE IN UNITS:
Beginning units	2,884	5,630	374,387	337,380	38,512	44,424	8,632	9,097
Units purchased	26	2,150	23,186	67,622	1,566	12,544	431	1,662
Units redeemed	(36)	(4,896)	(69,116)	(30,615)	(12,976)	(18,456)	(3,528)	(2,127)

Ending units	2,874	2,884	328,457	374,387	27,102	38,512	5,535	8,632

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ROCSC		TAVV		VWBF		VWEM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,775)	(3,308)	7,265	719	3,445	4,450	8,379	(4,753)
Realized gain (loss) on investments	937	(834)	33,454	17,578	(13,278)	(6,829)	(19,051)	(5,495)
Change in unrealized gain (loss) on investments	45,540	(41,019)	44,445	75,558	22,121	(12,470)	41,381	(209,961)
Reinvested capital gains	30,397	5,754	48,577	-	-	-	-	79,670

Net increase (decrease) in contract owners’ equity resulting from operations	75,099	(39,407)	133,741	93,855	12,288	(14,849)	30,709	(140,539)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,687	1,583	(2,025)	1,813	(3)	-	1,720	1,848
Transfers between funds	(5,896)	5,009	(17,998)	(24,993)	(6,743)	(13,111)	501	894
Redemptions (notes 2, 3, and 4)	(13,556)	(11,346)	(30,081)	(13,700)	(35,093)	(4,755)	(39,290)	(38,772)
Adjustments to maintain reserves	(303)	(292)	(849)	(744)	(157)	(159)	(396)	(445)

Net equity transactions	(18,068)	(5,046)	(50,953)	(37,624)	(41,996)	(18,025)	(37,465)	(36,475)

Net change in contract owners’ equity	57,031	(44,453)	82,788	56,231	(29,708)	(32,874)	(6,756)	(177,014)
Contract owners’ equity at beginning of period	323,221	367,674	721,565	665,334	155,725	188,599	390,268	567,282

Contract owners’ equity at end of period	$380,252	323,221	804,353	721,565	126,017	155,725	383,512	390,268

CHANGE IN UNITS:
Beginning units	53,899	54,970	206,455	213,579	65,567	68,911	111,474	121,927
Units purchased	1,545	4,029	7,514	3,715	11,199	1,354	954	2,110
Units redeemed	(3,094)	(5,100)	(15,144)	(10,839)	(21,047)	(4,698)	(14,030)	(12,563)

Ending units	52,350	53,899	198,825	206,455	55,719	65,567	98,398	111,474

47

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	VWHA
	2023	2022
Investment activity*:
Net investment income (loss)	$5,177	866
Realized gain (loss) on investments	(2,621)	(2,429)
Change in unrealized gain (loss) on investments	(19,742)	41,226
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,186)	39,663

Equity transactions:
Purchase payments received from contract owners (note 4)	5,509	6,686
Transfers between funds	(65,127)	(25,201)
Redemptions (notes 2, 3, and 4)	(51,231)	(105,765)
Adjustments to maintain reserves	(416)	(674)

Net equity transactions	(111,265)	(124,954)

Net change in contract owners’ equity	(128,451)	(85,291)
Contract owners’ equity at beginning of period	468,952	554,243

Contract owners’ equity at end of period	$340,501	468,952

CHANGE IN UNITS:
Beginning units	98,969	150,447
Units purchased	2,037	29,635
Units redeemed	(18,492)	(81,113)

Ending units	82,514	98,969

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account E (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1993. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)*

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	11/14/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	5/1/2023
SVDF	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	Allspring Variable Trust - VT Discovery Fund: Class 2	5/1/2023
LZRUSM	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares	Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	9/1/2023
AMCG	Neuberger Berman Advisers Management Trust - Mid- Cap Growth Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	5/1/2023
AMRI	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PMVEBA	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	5/1/2023
PMVGBA	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%. The mortality and expense fees were $1,518,612 and $1,637,346 for the years ended December 31, 2023 and 2022, respectively. The administrative fees were $69,271 and $72,727 for the years ended December 31, 2023 and 2022, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $148,912 and $156,548 for the years ended December 31, 2023 and 2022, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $919,086 and $1,777,161, respectively, and total transfers from the Separate Account to the fixed account were $745,199 and $3,309,067, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$35,050	$142,237
AASCO	2,245	34,498
ALCAI2	22,804	926,493
ALCGI2	25,002	410,825
ALMGI2	16,401	126,513
SVDF	2,783	172,097
SVOF	177,710	102,505
ACVB	12,086	95,368
ACVI	39,628	56,282
ACVIG	32,275	76,626
ACVIP2	2,402	1,598
ACVLVI	4,612	15,203
ACVU1	40,826	38,247
ACVV	213,521	176,027
PIHYB2	1,838	1,256
PIVEI2	38,325	127,667
PIVF2	11,027	26,013
PIVMV2	6,582	2,576
PIVSI2	11,377	41,352
DSIF	1,333,262	1,592,561
DSRG	211,378	109,242
DVSCS	14,147	26,569
CLVGT2	126,905	232,848
FHIB	35,683	305,025
FVK2S	3,884	16,309
FVU2	4,904	52,740
GVR2XS	-	9,755
GVRUGM	10,796	24,913
RAF	1,674,406	1,601,341
RBF	13,098	112,483
RBKF	14,734	27,455
RBMF	15,900	36,861
RCPF	9,835	46,931
RELF	39,188	27,486
RENF	61,745	88,294
RESF	37,638	33,328
RFSF	78,752	87,998
RHCF	195,743	250,931
RINF	1,431	12,608
RJNF	2	546
RLCE	75,687	98,719
RLCJ	6,363	77,375
RLF	-	9,805
RMED	122,163	213,979
RMEK	950,833	1,041,371
RNF	85,227	203,816
ROF	2,405,756	2,471,275
RPMF	53,992	67,578
RREF	2,548	7,051
RRF	5	4,516
RSRF	14,340	32,275
RTEC	196,549	191,542

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

RTEL	133	3,198
RTF	2,000,952	2,109,294
RTRF	850	5,966
RUF	1,579,060	1,676,579
RUGB	6,290	19,145
RUTL	15,246	186,592
RVARS	22	1,122
RVCMD	3,926	42,742
RVF	1,202,090	948,967
RVIDD	1,709,144	1,668,254
RVIMC	1	-
RVISC	1,561,131	1,487,386
RVLCG	1,313,810	1,078,179
RVLCV	828,753	1,052,242
RVLDD	1,112,931	1,238,806
RVMCG	13,486	21,694
RVMCV	328,842	505,934
RVSCG	1,497	11,132
RVSCV	170,385	188,851
RVSDL	1	5
RVWDL	217	101
AVGI	22,972	64,152
AVHY1	42,289	73,119
IVDDI	12,244	120,871
IVGMMI	7,028,237	7,390,985
IVHS	1,103	5,924
IVMCC2	2,712	9,438
IVRE	6,409	17,145
IVT	29,435	28,925
JABIN	58,663	102,169
JAEI	704,865	1,139,872
JAFRIN	6,236	34,943
JAGRIN	282,771	675,244
JAIG	48,840	80,928
JARIN	58,979	941,137
JMCVIN	2,933	2,399
LZREMS	64,759	55,119
LZRIES	49,615	48,211
LZRUSM	32,045	67,381
LPVCAI	10,528	7,782
LPVCII	25,829	70,020
LVCLGI	25,943	10,044
SBVHY	201	7,177
LOVCDG	28,831	49,043
LOVGI	93,441	131,716
NVLCPY	281	1
AMCG	4,924	9,911
AMRI	7,837	32,499
AMSRS	12,604	53,245
AMTB	14,649	65,170
NOVPDI	78,714	234,350
NOVPM	18,029	847,624
PMVAAA	9,567	63,270
PMVEBA	1,107	189
PMVFHA	505	157
PMVGBA	4,278	10,258
PMVHYA	190,207	201,922
PMVLDA	7,485	196,552
PMVLGA	3,249	6,828
PMVRRA	31,235	47,247
PMVRSA	3,552	534
PMVTRA	134,051	170,097
PVSTA	28,867	145,537
ROCMC	1,613	21,757
ROCSC	36,117	25,562
TAVV	93,494	88,602
VWBF	20,566	59,116
VWEM	15,985	45,071
VWHA	18,925	125,014

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2023	1.40%	to	3.00%	40,432	$3.75	to	$36.58	$290,753	1.41%	8.73%	to	10.47%
2022	1.40%	to	3.00%	54,858	3.39	to	33.19	391,384	1.27%	-7.02%	to	-5.52%
2021	1.40%	to	3.00%	58,548	3.59	to	35.22	550,547	0.81%	24.37%	to	26.38%
2020	1.40%	to	3.00%	56,672	2.84	to	27.94	377,068	1.65%	-0.32%	to	1.29%
2019	1.40%	to	3.00%	69	2.80	to	27.65	390	1.24%	20.25%	to	22.19%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2023	1.40%	to	2.50%	232,849	4.60	to	34.52	1,196,795	0.00%	13.62%	to	14.88%
2022	1.40%	to	2.50%	236,779	4.00	to	30.38	1,058,035	0.00%	-39.54%	to	-38.88%
2021	1.40%	to	2.50%	258,522	6.55	to	52.66	2,090,758	0.00%	-8.38%	to	-7.37%
2020	1.40%	to	2.50%	270,833	7.07	to	57.03	2,351,970	1.07%	63.03%	to	64.83%
2019	1.40%	to	2.80%	296	4.29	to	34.72	1,539	0.00%	25.51%	to	27.54%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2023	1.40%	to	2.80%	452,242	19.53	to	100.68	9,298,588	0.00%	39.19%	to	41.15%
2022	1.40%	to	2.80%	494,833	13.84	to	71.40	7,234,310	0.00%	-38.27%	to	-37.40%
2021	1.40%	to	2.80%	518,794	22.11	to	114.18	12,174,189	0.00%	15.84%	to	17.47%
2020	1.40%	to	2.80%	558,813	18.82	to	97.30	11,277,861	0.00%	37.84%	to	39.78%
2019	1.40%	to	2.80%	615	13.46	to	69.68	8,938	0.00%	29.89%	to	31.73%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2023	1.40%	to	2.30%	542,933	6.86	to	49.30	4,146,042	0.00%	29.66%	to	30.83%
2022	1.40%	to	2.65%	590,403	5.24	to	37.77	3,451,498	0.00%	-40.26%	to	-39.51%
2021	1.40%	to	2.65%	638,456	8.66	to	62.60	6,296,235	0.00%	8.92%	to	10.29%
2020	1.40%	to	2.65%	719,265	7.85	to	56.90	6,401,472	0.18%	62.67%	to	64.71%
2019	1.40%	to	2.65%	795	4.77	to	34.63	4,492	0.00%	23.67%	to	25.66%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2023	1.40%	to	2.65%	284,909	6.33	to	53.25	2,068,920	0.00%	19.96%	to	21.47%
2022	1.40%	to	2.65%	295,367	5.21	to	43.95	1,779,422	0.00%	-37.74%	to	-36.96%
2021	1.40%	to	2.65%	322,834	8.26	to	69.89	3,209,850	0.00%	1.48%	to	2.75%
2020	0.00%	to	2.65%	339,835	5.48	to	68.19	3,306,680	0.00%	60.33%	to	64.63%
2019	0.00%	to	2.80%	371	3.33	to	42.11	2,228	0.00%	26.41%	to	30.26%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2023	1.40%	to	2.80%	40,367	37.25	to	45.60	1,826,396	0.00%	16.84%	to	18.48%
2022	1.40%	to	2.80%	43,841	31.88	to	38.49	1,674,442	0.00%	-39.57%	to	-38.71%
2021	1.40%	to	2.80%	45,819	52.76	to	62.80	2,857,740	0.00%	-7.67%	to	-6.36%
2020	1.40%	to	2.80%	51,686	57.14	to	67.07	3,439,918	0.00%	58.16%	to	60.39%
2019	1.40%	to	2.80%	56	36.13	to	41.82	2,331	0.00%	35.18%	to	39.02%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2023	1.40%	to	2.80%	200,126	8.58	to	67.17	2,081,907	0.00%	23.02%	to	24.75%
2022	1.40%	to	2.80%	207,340	6.88	to	53.90	1,722,646	0.00%	-22.99%	to	-21.91%
2021	1.40%	to	2.80%	215,401	8.81	to	69.09	2,290,670	0.04%	21.33%	to	23.04%
2020	0.00%	to	2.80%	231,789	4.92	to	56.21	1,999,618	0.44%	17.66%	to	21.00%
2019	0.00%	to	2.80%	243	4.06	to	47.15	1,748	0.28%	27.84%	to	31.46%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2023	1.40%	to	2.65%	19,279	21.24	to	25.39	482,365	1.90%	13.37%	to	14.79%
2022	1.40%	to	2.65%	23,295	18.48	to	22.11	500,629	1.21%	-19.43%	to	-18.41%
2021	1.40%	to	2.65%	24,411	22.93	to	27.11	641,760	0.72%	12.74%	to	14.16%
2020	1.40%	to	2.65%	22,533	20.34	to	23.74	522,258	1.16%	9.59%	to	10.96%
2019	1.40%	to	2.65%	25	18.56	to	21.40	524	1.54%	16.54%	to	18.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2023	1.40%	to	2.65%	71,321	2.70	to	22.88	270,601	1.39%	9.64%	to	11.01%
2022	1.40%	to	2.65%	71,104	2.43	to	20.66	258,693	1.48%	-26.72%	to	-25.80%
2021	1.40%	to	2.65%	83,044	3.28	to	27.91	400,323	0.16%	5.91%	to	7.24%
2020	1.40%	to	2.65%	98,285	3.06	to	26.09	436,405	0.48%	22.59%	to	24.13%
2019	1.40%	to	2.80%	131	2.46	to	21.07	399	0.89%	24.88%	to	28.42%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2023	1.40%	to	2.80%	260,147	3.31	to	36.55	1,067,873	1.54%	5.66%	to	7.15%
2022	1.40%	to	2.80%	270,203	3.09	to	34.15	1,041,474	1.73%	-15.14%	to	-13.95%
2021	1.40%	to	2.80%	291,426	3.59	to	39.72	1,410,350	1.08%	20.24%	to	21.93%
2020	1.40%	to	2.80%	283,049	2.94	to	32.61	1,148,844	1.98%	8.72%	to	10.25%
2019	1.40%	to	2.80%	299	2.67	to	29.60	1,074	2.07%	20.29%	to	23.95%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	1.40%	to	1.65%	5,139	13.49	to	13.81	70,132	3.32%	1.71%	to	1.97%
2022	1.40%	to	1.65%	5,173	13.26	to	13.55	69,324	5.02%	-14.50%	to	-14.28%
2021	1.40%	to	1.65%	5,184	15.51	to	15.80	81,161	2.92%	4.53%	to	4.79%
2020	1.40%	to	1.65%	7,534	14.84	to	15.08	112,445	1.24%	7.76%	to	8.03%
2019	1.40%	to	1.65%	12	13.77	to	13.96	163	2.37%	5.68%	to	7.39%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2023	1.40%			73	20.37			1,485	2.56%	2.44%
2022	1.40%	to	1.65%	673	19.47	to	19.89	13,139	2.59%	-1.89%	to	-1.64%
2021	1.40%	to	1.65%	186	19.84	to	20.22	3,729	1.82%	19.72%	to	20.02%
2020	1.40%			84	16.85			1,415	1.72%	1.19%
2019	1.40%			2	16.65			33	1.78%	25.39%	to	25.71%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2023	1.40%	to	1.65%	1,894	50.87	to	52.10	98,004	0.00%	41.17%	to	41.52%
2022	1.40%	to	1.65%	1,908	36.04	to	36.81	69,804	0.00%	-33.48%	to	-33.31%
2021	1.40%	to	1.65%	1,986	54.18	to	55.20	109,015	0.00%	21.15%	to	21.45%
2020	1.40%	to	2.15%	2,684	42.22	to	45.45	120,246	0.00%	46.67%	to	47.77%
2019	1.40%	to	1.65%	5	27.11	to	30.76	150	0.00%	31.06%	to	32.71%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2023	1.40%	to	3.00%	262,750	6.18	to	49.38	2,021,513	2.38%	5.88%	to	7.59%
2022	1.40%	to	3.00%	272,402	5.75	to	45.94	2,018,947	2.08%	-2.42%	to	-0.85%
2021	1.40%	to	3.00%	308,917	5.80	to	46.38	2,293,111	1.73%	20.83%	to	22.78%
2020	1.40%	to	3.00%	348,847	4.72	to	37.82	2,164,302	2.29%	-2.01%	to	-0.43%
2019	1.40%	to	3.00%	395	4.74	to	38.02	2,404	2.12%	23.28%	to	27.03%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2023	1.40%	to	2.15%	1,837	17.34	to	19.22	34,667	5.33%	8.66%	to	9.47%
2022	1.40%	to	2.15%	1,874	15.95	to	17.56	32,356	4.82%	-13.32%	to	-12.67%
2021	1.40%	to	2.15%	2,010	18.41	to	20.11	39,833	4.89%	3.20%	to	3.98%
2020	1.40%	to	2.15%	2,341	17.83	to	19.34	44,764	5.16%	-0.19%	to	0.56%
2019	1.40%	to	2.15%	2	17.87	to	19.23	45	4.67%	11.30%	to	12.70%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2023	1.40%	to	3.00%	66,004	3.22	to	32.40	316,250	1.62%	4.01%	to	5.69%
2022	1.40%	to	3.00%	95,862	3.05	to	30.77	420,617	1.53%	-10.66%	to	-9.22%
2021	1.40%	to	3.00%	107,089	3.36	to	34.04	540,587	1.22%	21.63%	to	23.59%
2020	1.40%	to	3.00%	110,477	2.72	to	27.65	450,513	2.39%	-3.21%	to	-1.65%
2019	1.40%	to	3.00%	114	2.76	to	29.13	499	2.42%	21.53%	to	23.49%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2023	1.40%	to	2.50%	18,764	3.76	to	40.41	136,549	0.60%	25.42%	to	26.80%
2022	1.40%	to	2.50%	19,021	2.97	to	32.11	125,787	0.40%	-21.66%	to	-20.79%
2021	1.40%	to	2.50%	19,002	3.75	to	40.85	161,245	0.10%	24.50%	to	25.87%
2020	1.40%	to	2.50%	33,418	2.98	to	32.69	245,615	0.50%	20.90%	to	22.24%
2019	1.40%	to	2.50%	37	2.44	to	26.95	258	0.75%	27.60%	to	29.21%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2023	1.40%	to	2.15%	1,332	24.79	to	27.49	35,895	1.70%	9.82%	to	10.65%
2022	1.40%	to	2.15%	1,332	22.57	to	24.85	32,487	1.35%	-7.88%	to	-7.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2021	1.40%	to	2.15%	1,383	24.51	to	26.77	36,422	0.80%	26.62%	to	27.58%
2020	1.40%	to	2.15%	1,332	19.35	to	20.98	27,509	0.84%	-0.30%	to	0.46%
2019	1.40%	to	2.15%	4	19.41	to	20.89	76	1.05%	24.74%	to	26.30%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2023	1.40%	to	2.30%	10,314	13.77	to	15.53	158,839	3.61%	5.62%	to	6.57%
2022	1.40%	to	2.30%	12,613	13.04	to	14.57	181,861	2.88%	-14.82%	to	-14.05%
2021	1.40%	to	2.30%	13,007	15.30	to	16.95	218,260	3.04%	-0.58%	to	0.31%
2020	1.40%	to	2.30%	14,128	15.39	to	16.89	236,032	3.28%	4.93%	to	5.88%
2019	1.40%	to	2.30%	15	14.67	to	15.96	246	3.10%	6.65%	to	7.99%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	1.40%	to	2.15%	1,573,117	9.49	to	49.16	15,471,401	1.42%	23.26%	to	24.18%
2022	1.40%	to	2.65%	1,655,939	7.65	to	39.63	13,164,961	1.31%	-20.45%	to	-19.45%
2021	1.40%	to	2.65%	1,813,063	9.49	to	49.25	18,725,516	1.14%	25.06%	to	26.63%
2020	1.40%	to	2.65%	1,935,659	7.50	to	38.93	15,544,920	1.57%	14.92%	to	16.37%
2019	1.40%	to	2.80%	2,040	6.44	to	33.49	14,297	1.72%	27.56%	to	31.18%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	1.40%	to	1.65%	262,248	6.86	to	38.96	1,810,050	0.74%	21.80%	to	22.11%
2022	1.40%	to	1.65%	275,967	5.62	to	31.97	1,559,648	0.53%	-24.13%	to	-23.94%
2021	1.40%	to	1.65%	302,720	7.39	to	39.21	2,246,715	0.75%	24.92%	to	25.23%
2020	0.00%	to	2.65%	318,422	3.56	to	31.39	1,890,519	1.08%	20.90%	to	24.14%
2019	0.00%	to	2.80%	335	2.87	to	25.70	1,627	1.49%	30.65%	to	34.36%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	1.40%	to	3.00%	4,564	30.68	to	39.15	172,646	1.08%	11.99%	to	13.79%
2022	1.40%	to	3.00%	5,228	27.40	to	34.41	172,046	1.03%	-19.11%	to	-17.81%
2021	1.40%	to	3.00%	7,561	33.87	to	41.86	306,253	0.62%	22.42%	to	24.39%
2020	1.40%	to	3.00%	7,638	27.67	to	33.65	245,677	1.16%	7.37%	to	9.10%
2019	1.40%	to	3.00%	9	25.77	to	30.85	279	0.87%	18.60%	to	20.51%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2023	1.40%	to	2.80%	314,171	4.69	to	92.03	1,755,908	0.00%	40.89%	to	42.86%
2022	1.40%	to	2.80%	345,679	3.29	to	64.80	1,366,834	0.00%	-33.74%	to	-32.81%
2021	1.40%	to	2.80%	357,371	4.89	to	97.02	2,156,138	0.28%	34.86%	to	36.76%
2020	1.40%	to	2.80%	363,792	3.58	to	71.37	1,707,106	0.00%	41.78%	to	43.77%
2019	1.40%	to	2.80%	376	2.49	to	49.94	1,346	0.00%	50.69%	to	52.82%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2023	1.40%	to	2.65%	79,169	3.67	to	25.98	337,968	7.94%	9.78%	to	11.15%
2022	1.40%	to	2.65%	95,261	3.30	to	23.44	590,956	6.61%	-14.08%	to	-13.00%
2021	1.40%	to	2.65%	109,059	3.80	to	27.01	897,620	4.92%	2.11%	to	3.39%
2020	1.40%	to	2.65%	115,426	3.67	to	26.19	903,153	5.99%	2.83%	to	4.12%
2019	1.40%	to	2.65%	133	3.53	to	25.21	933	6.15%	11.38%	to	12.95%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2023	1.40%			5,246	27.94			146,579	0.00%	13.27%
2022	1.40%			5,675	24.67			139,979	0.00%	-31.23%
2021	1.40%	to	1.65%	8,091	35.20	to	35.87	288,468	0.00%	0.59%	to	0.84%
2020	1.40%	to	1.65%	10,292	34.99	to	35.57	363,522	0.00%	26.38%	to	26.70%
2019	1.40%	to	1.65%	14	24.65	to	28.07	401	0.00%	30.03%	to	31.66%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2023	1.40%	to	2.65%	50,128	3.14	to	20.18	222,264	2.00%	5.85%	to	7.18%
2022	1.40%	to	2.65%	66,071	2.93	to	18.87	254,430	1.89%	-16.01%	to	-14.95%
2021	1.40%	to	2.65%	76,661	3.45	to	22.25	335,932	1.77%	15.41%	to	16.86%
2020	1.40%	to	2.65%	85,644	2.95	to	19.08	320,761	2.54%	-1.71%	to	-0.47%
2019	1.40%	to	2.65%	88	2.96	to	19.22	330	2.12%	16.91%	to	18.56%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2022	1.40%			623	13.87			8,633	0.00%	-43.80%
2019	1.40%			1	17.22			19	0.47%	43.09%	to	45.11%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2023	1.40%	to	2.25%	117,056	0.88	to	10.12	289,058	3.62%	1.39%	to	2.26%
2022	1.40%	to	2.25%	123,950	0.86	to	9.89	303,178	0.71%	-1.50%	to	-0.66%
2021	1.40%	to	2.25%	134,714	0.86	to	9.96	327,689	0.00%	-2.22%	to	-1.39%
2020	1.40%	to	2.25%	152,599	0.88	to	10.10	352,513	0.06%	-2.16%	to	-1.32%
2019	1.40%	to	2.25%	158	0.89	to	10.23	380	0.91%	-1.92%	to	0.87%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2023	1.40%			416,255	0.29	to	0.31	122,965	0.60%	-32.80%
2022	1.40%			175,730	0.44	to	0.45	78,869	0.00%	32.97%
2021	1.40%			348,223	0.33	to	0.34	114,246	0.00%	-26.49%
2020	1.40%			15,448	0.45	to	0.46	7,072	1.81%	-38.86%
2019	1.40%			45	0.73	to	0.76	34	0.85%	-30.14%	to	-29.01%
Rydex Variable Trust - Biotechnology Fund (RBF)
2023	1.40%	to	2.80%	10,419	32.12	to	40.37	383,931	0.00%	2.63%	to	4.07%
2022	1.40%	to	2.80%	13,540	30.86	to	38.79	466,681	0.00%	-15.70%	to	-14.52%
2021	1.40%	to	2.80%	13,999	36.10	to	45.38	566,153	0.00%	-1.38%	to	0.01%
2020	1.40%	to	2.80%	15,362	36.10	to	45.37	627,034	0.00%	17.96%	to	19.63%
2019	1.40%	to	2.80%	14	30.18	to	37.93	488	0.00%	20.99%	to	22.94%
Rydex Variable Trust - Banking Fund (RBKF)
2023	1.40%	to	2.65%	4,832	7.11	to	10.62	45,459	1.03%	0.28%	to	1.54%
2022	1.40%	to	2.65%	5,902	7.09	to	10.46	56,059	1.40%	-19.18%	to	-18.17%
2021	1.40%	to	2.65%	7,764	8.78	to	12.78	84,530	0.69%	30.00%	to	31.64%
2020	1.40%	to	2.65%	8,327	6.75	to	9.71	74,551	0.91%	-10.86%	to	-9.74%
2019	1.40%	to	2.65%	10	7.57	to	10.75	95	0.95%	24.85%	to	26.61%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2023	1.40%	to	2.65%	2,709	25.36	to	31.44	80,761	0.00%	6.13%	to	7.46%
2022	1.40%	to	2.65%	3,408	23.89	to	29.26	94,199	0.53%	-12.01%	to	-10.90%
2021	1.40%	to	2.65%	3,334	27.15	to	32.84	102,535	0.58%	19.73%	to	21.23%
2020	1.40%	to	2.65%	2,367	22.68	to	27.09	60,823	1.34%	16.62%	to	18.09%
2019	1.40%	to	2.65%	2	19.45	to	22.94	50	0.00%	18.08%	to	19.74%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2023	1.40%	to	2.65%	6,798	25.28	to	37.43	237,438	1.33%	-5.82%	to	-4.64%
2022	1.40%	to	2.65%	8,116	26.84	to	39.25	288,121	0.62%	-3.50%	to	-2.28%
2021	1.40%	to	2.65%	10,892	27.81	to	40.17	374,297	0.84%	7.73%	to	9.08%
2020	1.40%	to	2.65%	12,131	25.82	to	36.82	374,434	0.89%	4.76%	to	6.08%
2019	1.40%	to	2.65%	14	24.65	to	34.71	400	1.13%	18.95%	to	20.63%
Rydex Variable Trust - Electronics Fund (RELF)
2023	1.40%	to	2.65%	2,334	29.45	to	49.80	73,681	0.00%	50.72%	to	52.61%
2022	1.40%	to	2.65%	1,896	19.30	to	32.64	39,840	0.00%	-34.46%	to	-33.64%
2021	1.40%	to	2.65%	2,077	29.08	to	49.18	65,319	0.00%	34.64%	to	36.33%
2020	1.40%	to	2.65%	3,074	21.33	to	36.07	69,300	0.00%	51.89%	to	53.80%
2019	1.40%	to	2.65%	11	13.87	to	23.45	235	0.00%	54.58%	to	57.07%
Rydex Variable Trust - Energy Fund (RENF)
2023	1.40%	to	2.80%	17,348	13.66	to	16.84	279,364	3.75%	-1.19%	to	0.20%
2022	1.40%	to	2.80%	19,404	13.83	to	16.81	317,284	1.02%	44.21%	to	46.23%
2021	1.40%	to	2.80%	21,891	9.59	to	11.49	243,407	0.55%	46.31%	to	48.37%
2020	1.40%	to	2.80%	19,642	6.55	to	7.75	148,692	1.25%	-36.00%	to	-35.09%
2019	1.40%	to	2.80%	22	10.24	to	11.94	251	0.21%	3.66%	to	5.33%
Rydex Variable Trust - Energy Services Fund (RESF)
2023	1.40%	to	2.80%	13,403	4.19	to	5.89	64,034	0.00%	1.56%	to	2.99%
2022	1.40%	to	2.80%	11,615	4.07	to	5.72	55,593	0.00%	38.64%	to	40.59%
2021	1.40%	to	2.80%	15,845	2.89	to	4.07	51,617	0.10%	14.26%	to	15.87%
2020	1.40%	to	2.80%	12,297	2.50	to	3.51	37,174	0.78%	-39.07%	to	-38.21%
2019	1.40%	to	2.80%	13	4.04	to	5.68	64	0.00%	-3.02%	to	-1.45%
Rydex Variable Trust - Financial Services Fund (RFSF)
2023	1.40%	to	2.15%	11,633	15.01	to	16.96	193,744	0.00%	11.49%	to	12.33%
2022	1.40%	to	2.15%	12,041	13.47	to	15.09	178,809	0.60%	-19.85%	to	-19.25%
2021	1.40%	to	2.15%	12,737	16.80	to	18.69	234,009	0.39%	32.39%	to	33.38%
2020	1.40%	to	1.73%	10,915	13.07	to	14.02	151,298	0.61%	-1.82%	to	-1.50%
2019	1.40%	to	2.25%	9	12.59	to	14.23	124	0.83%	24.54%	to	26.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2023	1.40%	to	2.80%	12,441	31.36	to	38.65	464,509	0.00%	2.13%	to	3.57%
2022	1.40%	to	2.80%	14,349	30.70	to	37.32	515,300	0.00%	-14.43%	to	-13.23%
2021	1.40%	to	2.80%	16,897	35.88	to	43.01	686,641	0.00%	15.56%	to	17.19%
2020	1.40%	to	2.80%	19,861	31.05	to	36.70	684,838	0.00%	15.40%	to	17.03%
2019	1.40%	to	2.80%	17	26.90	to	31.36	508	0.00%	19.18%	to	20.86%
Rydex Variable Trust - Internet Fund (RINF)
2023	1.40%	to	2.80%	1,311	33.99	to	41.90	49,030	0.00%	43.33%	to	45.34%
2022	1.40%	to	2.80%	1,639	23.71	to	28.83	42,018	0.00%	-46.36%	to	-45.61%
2021	1.40%	to	2.80%	1,812	30.61	to	53.00	84,004	0.00%	-7.29%	to	-5.98%
2020	1.40%	to	2.80%	1,922	32.56	to	56.37	96,214	0.00%	55.79%	to	57.98%
2019	1.40%	to	2.80%	2	20.61	to	35.68	60	0.00%	21.76%	to	23.72%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	1.40%	to	1.95%	9,846	0.25	to	2.54	17,583	0.00%	2.23%	to	2.79%
2022	1.40%	to	1.95%	9,956	0.25	to	2.48	17,401	0.00%	43.40%	to	44.18%
2021	1.40%	to	1.95%	10,509	0.17	to	1.72	13,024	0.00%	-0.98%	to	-0.43%
2020	1.40%	to	1.95%	10,752	0.17	to	1.72	13,516	0.26%	-22.61%	to	-22.19%
2019	1.40%	to	1.95%	39	0.22	to	2.22	24	0.00%	-15.69%	to	-14.50%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2023	1.40%	to	2.80%	8,279	10.38	to	13.47	109,065	0.38%	16.79%	to	18.43%
2022	1.40%	to	2.80%	10,360	8.89	to	11.38	111,783	0.00%	-15.47%	to	-14.28%
2021	1.40%	to	2.80%	10,506	10.52	to	13.27	132,698	0.26%	15.44%	to	17.06%
2020	1.40%	to	2.80%	13,653	9.11	to	11.34	143,484	1.74%	-2.53%	to	-1.16%
2019	1.40%	to	2.80%	14	9.35	to	11.47	154	1.08%	24.88%	to	26.64%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2023	1.40%	to	2.80%	1,112	14.13	to	17.88	17,955	0.03%	30.76%	to	32.60%
2022	1.40%	to	2.80%	5,561	10.81	to	13.49	70,485	0.00%	-44.57%	to	-43.78%
2021	1.40%	to	2.80%	5,477	19.50	to	23.99	123,853	0.00%	-16.47%	to	-15.29%
2020	1.40%	to	2.80%	6,244	23.34	to	28.32	158,854	1.25%	36.59%	to	38.51%
2019	1.40%	to	2.80%	7	17.09	to	20.45	131	1.49%	35.19%	to	37.10%
Rydex Variable Trust - Leisure Fund (RLF)
2023	1.40%	to	1.65%	74	23.73	to	27.24	1,857	0.00%	20.49%	to	20.79%
2022	1.40%	to	1.65%	511	19.64	to	22.61	10,107	0.00%	-28.75%	to	-28.57%
2021	1.40%	to	1.95%	1,692	27.50	to	31.73	49,709	0.00%	-1.03%	to	-0.48%
2020	1.40%	to	2.65%	3,255	27.63	to	31.96	91,136	0.00%	17.85%	to	19.33%
2019	1.40%	to	1.65%	1	23.16	to	26.85	25	0.25%	25.71%	to	27.48%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2023	1.40%	to	2.80%	27,346	7.35	to	73.47	365,792	0.00%	15.57%	to	17.19%
2022	1.40%	to	2.80%	32,668	6.27	to	62.69	391,828	0.00%	-25.32%	to	-24.27%
2021	1.40%	to	2.80%	32,653	8.28	to	82.78	540,619	0.00%	31.52%	to	33.37%
2020	1.40%	to	2.80%	38,193	6.21	to	62.07	478,882	0.92%	7.63%	to	9.15%
2019	1.40%	to	2.80%	38	5.69	to	56.87	437	1.09%	32.35%	to	34.22%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2023	1.40%	to	2.80%	18,592	4.90	to	49.00	186,809	0.00%	16.48%	to	18.12%
2022	1.40%	to	2.80%	22,360	4.15	to	41.48	230,739	0.00%	-35.29%	to	-34.38%
2021	1.40%	to	2.80%	20,578	6.32	to	63.22	257,747	0.07%	15.71%	to	17.35%
2020	1.40%	to	2.80%	28,240	5.39	to	53.88	573,952	0.00%	16.73%	to	18.37%
2019	1.40%	to	2.80%	20	4.55	to	45.51	193	0.00%	31.63%	to	33.48%
Rydex Variable Trust - Nova Fund (RNF)
2023	1.40%	to	2.80%	27,014	46.27	to	53.90	1,441,595	0.00%	31.36%	to	33.20%
2022	1.40%	to	2.80%	29,223	33.26	to	40.47	1,171,553	0.43%	-32.19%	to	-31.23%
2021	1.40%	to	2.80%	32,437	48.98	to	58.85	1,892,219	0.35%	38.26%	to	40.21%
2020	1.40%	to	2.80%	33,510	35.37	to	41.97	1,395,933	0.85%	16.72%	to	18.36%
2019	1.40%	to	2.80%	37	30.26	to	35.46	1,292	1.13%	41.04%	to	43.03%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2023	1.40%	to	2.80%	29,740	63.02	to	99.60	2,896,561	0.00%	49.01%	to	51.10%
2022	1.40%	to	2.80%	29,601	42.29	to	65.92	1,936,047	0.00%	-35.96%	to	-35.06%
2021	1.40%	to	2.80%	34,546	66.04	to	101.50	3,445,776	0.00%	22.08%	to	23.80%
2020	1.40%	to	2.80%	37,164	54.09	to	81.99	3,025,805	0.30%	40.96%	to	42.95%
2019	1.40%	to	2.80%	49	38.38	to	57.36	2,773	0.12%	33.08%	to	34.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Precious Metals Fund (RPMF)
2023	1.40%	to	2.80%	25,745	7.89	to	11.15	259,717	0.33%	0.96%	to	2.39%
2022	1.40%	to	2.80%	27,059	7.71	to	10.89	268,775	0.42%	-13.54%	to	-12.32%
2021	1.40%	to	2.80%	28,491	8.79	to	12.42	316,293	3.60%	-11.70%	to	-10.46%
2020	1.40%	to	2.80%	44,245	9.81	to	13.87	549,393	4.84%	30.60%	to	32.43%
2019	1.40%	to	2.80%	50	7.41	to	10.47	457	0.00%	47.70%	to	50.08%
Rydex Variable Trust - Real Estate Fund (RREF)
2023	1.40%	to	2.65%	1,320	17.91	to	25.74	29,994	1.20%	7.44%	to	8.79%
2022	1.40%	to	2.65%	1,563	16.67	to	23.66	33,055	0.85%	-29.29%	to	-28.41%
2021	1.40%	to	2.65%	2,073	23.58	to	33.05	59,854	0.66%	30.57%	to	32.21%
2020	1.40%	to	2.65%	2,668	18.06	to	25.00	60,532	2.87%	-8.28%	to	-7.13%
2019	1.40%	to	2.65%	3	19.69	to	26.92	70	2.16%	20.76%	to	22.70%
Rydex Variable Trust - Retailing Fund (RRF)
2023	1.40%	to	2.65%	1,298	28.00	to	35.78	43,687	0.00%	13.52%	to	14.94%
2022	1.40%	to	2.65%	1,432	24.66	to	31.13	41,732	0.00%	-28.44%	to	-27.54%
2021	1.40%	to	2.65%	1,560	34.46	to	42.96	62,655	0.00%	8.83%	to	10.20%
2020	1.40%	to	2.65%	1,587	31.67	to	38.98	58,107	0.00%	39.92%	to	41.67%
2019	1.40%	to	2.65%	2	22.63	to	27.52	63	0.00%	21.04%	to	22.75%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2023	1.40%	to	2.15%	1,269	2.17	to	21.17	8,470	0.15%	10.36%	to	11.19%
2022	1.40%	to	2.15%	3,439	1.95	to	19.08	24,601	0.42%	-16.20%	to	-15.58%
2021	1.40%	to	2.15%	9,128	2.31	to	22.66	42,475	0.62%	21.17%	to	22.08%
2020	1.40%	to	2.25%	3,490	1.89	to	18.61	29,862	0.85%	2.59%	to	3.47%
2019	1.40%	to	2.80%	4	1.83	to	18.03	31	0.57%	2.62%	to	4.07%
Rydex Variable Trust - Technology Fund (RTEC)
2023	1.40%	to	2.80%	6,709	32.83	to	48.90	254,012	0.00%	44.92%	to	46.95%
2022	1.40%	to	2.80%	6,139	22.34	to	33.28	169,557	0.00%	-38.01%	to	-37.14%
2021	1.40%	to	2.80%	7,666	35.54	to	52.94	346,523	0.00%	17.17%	to	18.83%
2020	1.40%	to	2.80%	14,936	29.91	to	44.55	583,244	0.00%	45.13%	to	47.18%
2019	1.40%	to	2.80%	15	20.32	to	30.27	412	0.00%	35.89%	to	37.80%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2023	1.40%	to	2.80%	1,588	8.04	to	11.16	13,512	0.87%	3.37%	to	4.82%
2022	1.40%	to	2.80%	1,878	7.67	to	10.65	15,912	0.59%	-27.89%	to	-26.88%
2021	1.40%	to	2.80%	2,390	10.48	to	14.57	28,405	0.70%	5.97%	to	7.47%
2020	1.40%	to	2.80%	3,822	9.76	to	13.55	44,359	0.70%	6.47%	to	7.97%
2019	1.40%	to	2.80%	5	9.03	to	12.55	62	0.00%	10.09%	to	11.64%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2023	1.40%	to	2.80%	10,515	54.20	to	96.86	695,165	0.09%	41.05%	to	43.03%
2022	1.40%	to	2.80%	12,157	38.42	to	67.72	559,080	0.00%	-41.44%	to	-40.61%
2021	1.40%	to	2.80%	11,626	65.61	to	114.02	914,063	0.00%	53.92%	to	56.09%
2020	1.40%	to	2.80%	12,202	42.62	to	73.05	615,244	0.71%	14.84%	to	16.46%
2019	1.40%	to	2.80%	23	37.12	to	62.73	1,114	0.00%	58.03%	to	60.26%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	1.40%	to	1.65%	385	34.21	to	34.58	13,230	0.00%	22.45%	to	22.76%
2022	1.40%	to	1.65%	539	27.86	to	28.24	15,135	0.00%	-36.09%	to	-35.93%
2021	1.40%	to	1.65%	510	43.49	to	44.18	22,283	0.00%	20.18%	to	20.48%
2020	1.40%	to	1.65%	218	36.10	to	36.76	7,871	0.14%	38.33%	to	38.67%
2019	1.40%	to	1.65%	1	26.03	to	26.58	15	0.00%	18.63%	to	20.54%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2023	1.40%	to	1.65%	195,003	0.06	to	0.61	90,795	0.59%	-16.34%	to	-16.13%
2022	1.40%	to	1.65%	322,601	0.07	to	0.73	194,808	0.00%	14.69%	to	14.98%
2021	1.40%	to	1.65%	224,320	0.06	to	0.64	108,729	0.00%	-25.68%	to	-25.49%
2020	1.40%	to	1.65%	44,335	0.09	to	0.86	25,148	0.46%	-26.25%	to	-26.07%
2019	1.40%	to	1.65%	54	0.12	to	1.16	42	0.69%	-25.04%	to	-23.98%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2023	1.40%	to	2.50%	13,518	1.21	to	17.45	65,940	2.88%	-3.48%	to	-2.42%
2022	1.40%	to	2.50%	17,812	1.23	to	17.88	81,418	1.53%	-42.29%	to	-41.65%
2021	1.40%	to	2.50%	20,562	2.12	to	30.65	179,679	0.35%	-9.78%	to	-8.78%
2020	1.40%	to	2.50%	34,518	2.32	to	33.60	659,119	0.09%	18.95%	to	20.27%
2019	1.40%	to	2.50%	23	1.93	to	27.94	234	1.18%	13.33%	to	15.16%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Utilities Fund (RUTL)
2023	1.40%	to	2.65%	5,298	16.78	to	28.26	117,115	1.02%	-9.55%	to	-8.41%
2022	1.40%	to	2.65%	14,793	18.32	to	30.86	306,362	0.85%	-1.60%	to	-0.36%
2021	1.40%	to	2.65%	16,719	18.39	to	30.97	356,722	1.58%	11.53%	to	12.93%
2020	1.40%	to	2.65%	20,525	16.28	to	27.43	390,794	1.67%	-7.61%	to	-6.45%
2019	1.40%	to	2.80%	22	17.40	to	29.32	451	0.24%	15.50%	to	17.36%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	2.65%			96	8.16			783	2.82%	1.65%
2022	2.15%	to	2.65%	224	8.02	to	8.59	1,871	1.15%	-5.92%	to	-5.45%
2021	2.15%	to	2.65%	222	8.53	to	9.08	1,966	0.00%	5.28%	to	5.81%
2020	2.15%	to	2.65%	131	8.10	to	8.58	1,082	1.12%	4.58%	to	5.10%
2019	1.40%	to	2.65%	-	7.75	to	8.76	1	2.37%	2.27%	to	3.55%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2023	1.40%	to	2.65%	5,434	2.27	to	2.70	14,327	10.29%	-8.69%	to	-7.54%
2022	1.40%	to	2.65%	20,358	2.48	to	2.92	58,076	2.68%	19.68%	to	21.18%
2021	1.40%	to	2.65%	6,130	2.07	to	2.41	14,222	0.00%	35.90%	to	37.61%
2020	1.40%	to	2.65%	8,645	1.53	to	1.75	14,658	0.78%	-24.75%	to	-23.80%
2019	1.40%	to	2.65%	8	2.03	to	2.30	17	1.51%	12.07%	to	13.65%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2023	1.40%	to	2.80%	13,123	221.31	to	412.25	3,698,782	0.00%	110.19%	to	113.14%
2022	1.40%	to	2.80%	11,853	105.29	to	193.42	1,575,261	0.00%	-62.12%	to	-61.58%
2021	1.40%	to	2.80%	13,928	277.94	to	503.48	4,804,151	0.00%	49.22%	to	51.32%
2020	1.40%	to	2.80%	14,765	186.26	to	332.73	3,359,329	0.26%	81.71%	to	84.27%
2019	1.40%	to	2.80%	18	102.50	to	180.56	2,209	0.15%	75.52%	to	77.99%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2023	1.40%	to	1.65%	1,809,990	0.06			104,431	0.14%	-19.59%	to	-19.38%
2022	1.40%	to	1.65%	966,050	0.07			68,911	0.00%	3.35%	to	3.61%
2021	1.40%	to	1.65%	1,940,266	0.07			133,999	0.00%	-36.39%	to	-36.23%
2020	1.40%	to	1.65%	651,272	0.11			70,203	0.75%	-46.65%	to	-46.52%
2019	1.40%	to	1.65%	171	0.20	to	0.20	34	0.00%	-37.86%	to	-36.99%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2023	1.40%			150	0.64			96	0.49%	-10.30%
2022	1.40%			150	0.71			107	0.00%	7.56%
2021	1.40%			150	0.66			99	0.00%	-24.30%
2020	1.40%			150	0.87			131	0.61%	-25.94%
2019	1.40%			-	1.18			1	0.40%	-22.51%	to	-21.42%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2023	1.40%			124,984	0.60			75,537	0.00%	-12.46%
2022	1.40%			258	0.69			178	0.00%	15.74%
2021	1.40%			165,670	0.59	to	0.60	98,828	0.00%	-19.62%
2020	1.40%			258	0.74			191	1.77%	-31.77%
2019	1.40%			-	1.08			-	0.70%	-22.96%	to	-21.72%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2023	1.40%	to	2.65%	18,934	28.37	to	34.07	599,545	0.00%	3.69%	to	4.99%
2022	1.40%	to	2.15%	10,218	29.41	to	32.45	324,966	0.00%	-29.88%	to	-29.35%
2021	1.40%	to	2.65%	16,667	39.21	to	45.94	725,663	0.00%	24.25%	to	25.81%
2020	1.40%	to	2.15%	15,511	33.59	to	36.51	557,553	0.00%	24.62%	to	25.56%
2019	1.40%	to	2.65%	27	25.45	to	29.08	757	0.00%	23.10%	to	24.84%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2023	1.40%	to	1.95%	9,178	26.32	to	28.57	260,623	1.37%	4.24%	to	4.81%
2022	1.40%	to	2.65%	17,945	22.98	to	27.26	459,465	0.72%	-5.09%	to	-3.90%
2021	1.40%	to	1.95%	9,418	26.42	to	28.36	265,868	0.58%	29.76%	to	30.48%
2020	1.40%	to	1.95%	12,764	20.36	to	21.74	276,400	1.20%	-12.29%	to	-11.81%
2019	1.40%	to	2.65%	25	21.57	to	24.65	601	0.61%	19.87%	to	21.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2023	1.40%	to	2.80%	10,471	52.22	to	64.25	663,528	0.32%	20.17%	to	21.85%
2022	1.40%	to	2.80%	12,421	43.46	to	52.73	645,245	0.00%	-22.68%	to	-21.59%
2021	1.40%	to	2.80%	12,167	56.21	to	67.25	804,560	0.00%	36.72%	to	38.65%
2020	1.40%	to	2.80%	12,849	41.11	to	48.51	613,041	0.71%	-1.08%	to	0.32%
2019	1.40%	to	2.80%	13	41.56	to	48.35	611	0.67%	43.40%	to	45.42%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2023	1.40%	to	1.95%	3,181	31.03	to	33.68	105,031	0.00%	12.47%	to	13.09%
2022	1.40%	to	2.25%	3,442	26.11	to	29.78	100,034	0.00%	-24.34%	to	-23.70%
2021	1.40%	to	2.25%	3,965	34.51	to	39.03	150,638	0.00%	9.72%	to	10.65%
2020	1.40%	to	2.25%	5,761	31.45	to	35.28	198,089	0.00%	27.56%	to	28.65%
2019	1.40%	to	2.25%	8	24.65	to	27.42	206	0.00%	12.22%	to	13.81%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2023	1.40%	to	2.65%	1,020	31.42	to	38.05	37,976	0.00%	24.49%	to	26.05%
2022	1.40%	to	2.65%	7,304	25.24	to	30.19	190,033	0.47%	-7.69%	to	-6.53%
2021	1.40%	to	2.65%	1,334	27.35	to	32.30	42,397	0.04%	27.82%	to	29.43%
2020	1.40%	to	2.65%	2,931	21.39	to	24.95	72,598	0.40%	4.61%	to	5.92%
2019	1.40%	to	2.65%	3	20.45	to	23.56	78	0.00%	19.08%	to	20.76%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2023	1.40%	to	2.80%	2,165	23.40	to	28.79	56,190	0.09%	14.24%	to	15.84%
2022	1.40%	to	2.80%	2,546	20.48	to	24.85	56,747	0.00%	-31.83%	to	-30.87%
2021	1.40%	to	2.80%	2,729	30.04	to	35.95	89,254	0.00%	15.87%	to	17.50%
2020	1.40%	to	2.80%	3,788	25.93	to	30.59	108,099	0.00%	12.56%	to	14.15%
2019	1.40%	to	2.80%	5	23.03	to	26.80	136	0.00%	9.47%	to	11.01%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2023	1.40%	to	3.00%	2,805	19.90	to	26.01	69,940	0.00%	17.50%	to	19.38%
2022	1.40%	to	3.00%	3,527	16.93	to	21.79	72,457	0.00%	-10.94%	to	-9.51%
2021	1.40%	to	3.00%	4,524	19.02	to	24.08	102,895	0.00%	39.18%	to	41.42%
2020	1.40%	to	3.00%	5,351	13.66	to	17.03	87,344	0.00%	-8.75%	to	-7.28%
2019	1.40%	to	3.00%	8	14.97	to	18.36	142	0.23%	17.11%	to	19.00%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2023	1.40%			50	7.60			379	0.25%	-0.22%
2022	1.40%			50	7.61			380	0.00%	14.07%
2021	1.40%			50	6.67			333	0.00%	9.55%
2020	1.40%			1,697	6.09			10,339	0.82%	-15.23%
2019	1.40%			2	7.19			14	0.86%	1.72%	to	3.16%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2023	1.40%	to	1.65%	759	3.96	to	4.06	3,079	0.09%	1.17%	to	1.42%
2022	1.40%	to	1.65%	720	3.92	to	4.00	2,879	0.00%	-19.79%	to	-19.59%
2021	1.40%	to	1.65%	1,278	4.88	to	4.98	6,357	0.00%	-15.38%	to	-15.17%
2020	1.40%	to	1.65%	1,267	5.77	to	5.87	7,429	0.43%	7.90%	to	8.17%
2019	1.40%	to	1.65%	1	5.35	to	5.42	7	0.93%	-7.66%	to	-6.17%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2023	1.40%	to	2.50%	13,073	24.08	to	28.31	369,231	0.70%	20.33%	to	21.65%
2022	1.40%	to	2.50%	14,816	20.02	to	23.27	344,122	0.91%	-22.51%	to	-21.65%
2021	1.40%	to	2.50%	16,781	25.83	to	29.70	497,620	0.63%	24.59%	to	25.96%
2020	1.40%	to	2.50%	18,814	20.73	to	23.58	442,408	1.29%	11.04%	to	12.27%
2019	1.40%	to	2.50%	21	18.67	to	21.00	434	0.95%	25.15%	to	27.17%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2023	1.40%	to	3.00%	15,210	16.53	to	21.30	308,002	4.82%	6.93%	to	8.65%
2022	1.40%	to	3.00%	17,668	15.46	to	19.60	324,182	4.31%	-12.22%	to	-10.81%
2021	1.40%	to	3.00%	24,527	17.61	to	21.98	509,099	4.88%	1.30%	to	2.93%
2020	1.40%	to	3.00%	20,436	17.38	to	21.35	415,272	5.74%	0.26%	to	1.88%
2019	1.40%	to	3.00%	29	17.34	to	20.96	579	5.77%	10.15%	to	11.93%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2023	1.40%	to	2.65%	4,120	22.15	to	25.46	102,567	1.32%	6.20%	to	7.53%
2022	1.40%	to	2.65%	9,385	20.76	to	23.68	212,773	1.95%	-4.25%	to	-3.04%
2021	1.40%	to	2.65%	5,825	21.68	to	24.42	134,425	2.09%	15.79%	to	17.24%
2020	1.40%	to	2.65%	7,586	18.72	to	20.83	151,708	2.41%	-2.48%	to	-1.25%
2019	1.40%	to	2.65%	18	19.20	to	21.09	361	2.58%	21.82%	to	23.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2023	1.40%	to	2.65%	392,388	8.27	to	9.45	3,643,955	4.75%	2.13%	to	3.41%
2022	1.40%	to	2.65%	446,234	8.10	to	9.14	4,006,702	1.38%	-1.19%	to	0.05%
2021	1.40%	to	2.65%	452,546	8.20	to	9.13	4,089,292	0.01%	-2.61%	to	-1.38%
2020	1.40%	to	2.65%	470,630	8.42	to	9.26	4,307,410	0.27%	-2.33%	to	-1.10%
2019	1.40%	to	2.80%	418	8.53	to	9.36	3,878	1.88%	-1.12%	to	0.48%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2023	1.40%	to	2.65%	23,039	3.27	to	31.95	113,504	0.00%	0.34%	to	1.59%
2022	1.40%	to	2.65%	23,625	3.22	to	31.52	114,974	0.00%	-15.58%	to	-14.52%
2021	1.40%	to	2.65%	20,555	3.77	to	36.97	129,477	0.20%	9.36%	to	10.74%
2020	1.40%	to	2.65%	24,385	3.40	to	33.47	138,503	0.33%	11.47%	to	12.87%
2019	1.40%	to	2.65%	30	3.01	to	29.73	144	0.04%	28.85%	to	30.66%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2023	1.40%	to	1.65%	20,564	3.62	to	35.39	232,582	0.04%	12.28%	to	12.56%
2022	1.40%	to	2.30%	20,646	3.22	to	31.52	210,164	0.07%	-16.40%	to	-15.64%
2021	1.40%	to	2.30%	21,180	3.82	to	37.46	270,365	0.24%	20.07%	to	21.16%
2020	1.40%	to	2.65%	21,956	3.15	to	30.99	246,209	0.51%	6.09%	to	7.43%
2019	1.40%	to	2.30%	21	2.93	to	28.92	207	0.22%	21.59%	to	23.30%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2023	1.40%	to	2.80%	38,103	3.29	to	32.15	229,275	1.48%	6.04%	to	7.54%
2022	1.40%	to	2.80%	39,365	3.06	to	29.97	223,643	2.88%	-27.01%	to	-25.98%
2021	1.40%	to	2.80%	40,275	4.14	to	40.60	314,704	2.70%	22.24%	to	23.96%
2020	1.40%	to	2.80%	54,303	3.34	to	32.83	303,215	4.51%	-14.74%	to	-13.54%
2019	1.40%	to	2.80%	75	3.86	to	38.06	474	4.64%	19.37%	to	21.29%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2023	1.40%	to	2.80%	68,753	2.32	to	37.45	241,735	0.00%	42.90%	to	44.91%
2022	1.40%	to	2.80%	70,610	1.60	to	24.21	166,368	0.00%	-41.61%	to	-40.78%
2021	1.40%	to	2.80%	54,139	2.71	to	41.46	353,857	0.00%	11.25%	to	12.82%
2020	1.40%	to	2.80%	78,737	2.40	to	37.27	435,687	0.00%	42.09%	to	44.09%
2019	1.40%	to	2.80%	83	1.67	to	26.23	355	0.00%	32.13%	to	33.99%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2023	1.40%	to	2.80%	55,807	23.69	to	28.56	1,579,221	2.11%	12.24%	to	13.81%
2022	1.40%	to	2.80%	57,881	21.11	to	25.09	1,440,589	1.23%	-18.71%	to	-17.56%
2021	1.40%	to	2.80%	62,960	25.97	to	30.44	1,902,016	0.92%	13.96%	to	15.57%
2020	1.40%	to	2.80%	60,622	22.79	to	26.34	1,585,258	1.83%	11.16%	to	12.72%
2019	1.40%	to	2.80%	67	20.50	to	23.36	1,566	1.96%	18.97%	to	20.88%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	1.40%	to	3.00%	813,460	11.70	to	74.15	9,895,010	0.16%	14.59%	to	16.44%
2022	1.40%	to	3.00%	900,938	10.05	to	63.84	9,391,070	0.20%	-18.42%	to	-17.11%
2021	1.40%	to	3.00%	954,947	12.13	to	77.21	12,040,904	0.32%	13.38%	to	15.21%
2020	1.40%	to	3.00%	1,011,647	10.52	to	67.19	11,106,048	0.07%	15.94%	to	17.81%
2019	1.40%	to	3.00%	1,108	8.93	to	57.17	10,344	0.20%	31.48%	to	33.60%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2023	1.40%	to	2.80%	11,001	40.38	to	48.67	532,083	0.20%	36.11%	to	38.02%
2022	1.40%	to	2.80%	11,614	29.67	to	35.26	406,110	0.16%	-35.39%	to	-34.48%
2021	1.40%	to	2.80%	14,344	45.91	to	53.81	763,519	0.00%	19.50%	to	21.19%
2020	1.40%	to	2.80%	16,792	38.42	to	44.40	739,081	0.73%	35.55%	to	37.46%
2019	1.40%	to	2.80%	20	28.34	to	32.30	636	0.15%	33.37%	to	35.25%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2023	1.40%	to	2.25%	1,058,975	6.61	to	32.97	7,268,037	0.92%	23.97%	to	25.02%
2022	1.40%	to	2.25%	1,148,082	5.28	to	26.40	6,298,655	1.04%	-21.20%	to	-20.53%
2021	1.40%	to	2.25%	1,244,917	6.65	to	33.25	8,579,707	0.52%	15.46%	to	16.45%
2020	1.40%	to	2.65%	1,333,172	5.71	to	28.58	7,932,559	0.72%	16.92%	to	18.39%
2019	1.40%	to	2.80%	1,468	4.82	to	24.17	7,358	1.00%	25.23%	to	27.25%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2023	1.40%	to	2.80%	63,145	4.40	to	42.94	463,971	1.52%	7.82%	to	9.34%
2022	1.40%	to	2.80%	66,588	4.02	to	39.37	454,974	1.70%	-11.13%	to	-9.87%
2021	1.40%	to	2.80%	70,484	4.46	to	43.79	603,908	1.13%	10.45%	to	12.01%
2020	0.00%	to	2.80%	76,218	3.98	to	39.20	659,579	1.25%	13.09%	to	16.30%
2019	0.00%	to	3.00%	93	3.47	to	34.26	691	1.96%	23.26%	to	27.02%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2023	1.40%	to	2.65%	1,438,029	8.71	to	67.93	12,797,996	0.14%	39.44%	to	41.19%
2022	1.40%	to	2.65%	1,534,658	6.17	to	48.23	9,665,655	0.16%	-31.72%	to	-30.86%
2021	1.40%	to	2.65%	1,641,006	8.92	to	69.94	14,966,961	0.10%	17.19%	to	18.66%
2020	1.40%	to	2.65%	1,740,543	7.52	to	59.09	13,379,358	0.41%	29.48%	to	31.11%
2019	1.40%	to	2.65%	1,866	5.73	to	45.18	10,995	0.46%	31.78%	to	33.64%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2023	1.40%			3,290	24.13			79,411	1.13%	9.85%
2022	1.40%			3,348	21.97			73,562	1.30%	-6.87%
2021	1.40%			3,519	23.59			83,018	0.45%	18.06%
2020	1.40%			3,503	19.98			69,997	1.23%	-2.30%
2019	1.40%			4	20.45			72	1.13%	26.94%	to	28.54%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2023	1.40%	to	3.00%	6,402	23.72	to	30.57	187,775	4.76%	18.67%	to	20.58%
2022	1.40%	to	3.00%	6,299	19.99	to	25.35	152,009	3.16%	-17.62%	to	-16.29%
2021	1.40%	to	3.00%	6,221	24.26	to	30.29	180,115	1.62%	2.35%	to	4.00%
2020	1.40%	to	3.00%	9,074	23.70	to	29.12	248,125	2.44%	-4.19%	to	-2.65%
2019	1.40%	to	3.00%	9	24.74	to	29.91	254	0.77%	14.65%	to	16.50%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2023	1.40%	to	2.25%	2,966	16.75	to	19.30	56,591	1.29%	13.31%	to	14.27%
2022	1.40%	to	2.65%	3,209	14.00	to	16.89	48,509	3.41%	-17.23%	to	-16.19%
2021	1.40%	to	2.65%	3,692	16.92	to	20.16	68,435	0.92%	3.07%	to	4.36%
2020	1.40%	to	2.65%	4,609	16.41	to	19.31	83,805	2.44%	5.41%	to	6.73%
2019	1.40%	to	2.65%	10	15.57	to	18.09	181	0.33%	17.43%	to	19.32%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2023	1.40%	to	2.65%	152,361	4.13	to	43.86	852,391	0.00%	7.16%	to	8.50%
2022	1.40%	to	2.65%	148,990	3.80	to	40.53	810,770	0.00%	-17.72%	to	-16.69%
2021	1.40%	to	2.65%	160,482	4.56	to	49.32	1,071,965	0.05%	16.74%	to	18.20%
2020	1.40%	to	2.65%	181,464	3.86	to	41.76	998,277	0.19%	3.97%	to	5.28%
2019	1.40%	to	2.65%	199	3.67	to	39.71	1,018	0.00%	26.09%	to	28.12%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I (LPVCAI)
2023	1.40%	to	2.65%	2,249	22.20	to	26.19	56,079	0.31%	21.18%	to	22.70%
2022	1.40%	to	2.65%	2,346	18.32	to	21.35	47,532	0.45%	-28.34%	to	-27.44%
2021	1.40%	to	2.65%	2,538	25.56	to	29.42	70,999	0.16%	7.41%	to	8.77%
2020	1.40%	to	2.65%	2,569	23.80	to	27.05	66,418	0.83%	14.93%	to	16.38%
2019	1.40%	to	2.65%	3	20.71	to	23.24	63	0.99%	21.80%	to	23.33%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2023	1.40%	to	3.00%	4,666	23.79	to	29.76	134,148	1.94%	10.83%	to	12.61%
2022	1.40%	to	3.00%	7,197	21.47	to	26.42	182,821	1.26%	-10.81%	to	-9.38%
2021	1.40%	to	3.00%	4,705	24.07	to	29.16	133,127	1.40%	23.05%	to	25.04%
2020	1.40%	to	3.00%	5,625	19.56	to	23.32	128,199	1.62%	4.49%	to	6.17%
2019	1.40%	to	3.00%	4	18.72	to	21.96	96	1.43%	27.70%	to	29.76%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2023	1.40%	to	2.65%	3,622	37.76	to	44.55	155,372	0.00%	40.27%	to	42.03%
2022	1.40%	to	2.65%	3,141	26.92	to	31.37	95,931	0.00%	-34.02%	to	-33.19%
2021	1.40%	to	2.65%	7,213	40.80	to	46.95	329,362	0.00%	18.75%	to	20.25%
2020	1.40%	to	2.65%	8,689	34.36	to	39.04	329,580	0.02%	27.32%	to	28.92%
2019	1.40%	to	2.65%	17	26.98	to	30.29	504	0.36%	28.71%	to	30.32%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2023	2.25%			225	16.64			3,749	2.22%	7.81%
2022	1.40%	to	2.25%	623	15.43	to	17.53	10,429	6.61%	-15.64%	to	-14.92%
2021	1.40%	to	2.25%	636	18.30	to	20.60	12,538	4.09%	-0.93%	to	-0.08%
2020	1.40%	to	2.25%	720	18.47	to	20.62	14,285	4.02%	4.93%	to	5.82%
2019	1.40%	to	2.25%	1	17.60	to	19.49	14	5.26%	11.39%	to	12.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2023	1.40%	to	2.25%	42,705	5.23	to	51.05	381,730	0.80%	13.75%	to	14.71%
2022	1.40%	to	2.25%	50,422	4.56	to	44.61	368,486	0.80%	-15.47%	to	-14.75%
2021	1.40%	to	2.25%	53,219	5.35	to	52.46	586,655	0.69%	22.83%	to	23.88%
2020	1.40%	to	2.25%	58,407	4.31	to	42.45	516,470	1.01%	12.85%	to	13.81%
2019	1.40%	to	2.80%	60	3.79	to	37.39	461	1.57%	22.71%	to	24.69%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2023	1.40%	to	2.30%	564,043	3.64	to	38.84	2,250,862	0.96%	10.62%	to	11.62%
2022	1.40%	to	2.30%	578,328	3.26	to	34.83	2,083,024	1.30%	-11.50%	to	-10.70%
2021	1.40%	to	2.25%	591,283	3.66	to	39.04	2,359,161	0.99%	26.15%	to	27.23%
2020	1.40%	to	2.25%	712,496	2.87	to	30.72	2,267,642	1.69%	0.41%	to	1.27%
2019	1.40%	to	2.80%	776	2.84	to	30.36	2,456	1.61%	18.87%	to	20.79%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2023	1.65%			28	10.32			286	3.50%	3.23%		*	***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2023	1.40%	to	2.25%	41,382	3.62	to	43.81	234,292	0.00%	15.53%	to	16.51%
2022	1.40%	to	2.25%	41,192	3.10	to	37.76	203,252	0.00%	-30.32%	to	-29.72%
2021	1.40%	to	2.25%	46,023	4.42	to	54.00	330,073	0.00%	10.48%	to	11.42%
2020	1.40%	to	2.25%	46,738	3.96	to	48.73	315,148	0.00%	36.87%	to	38.04%
2019	1.40%	to	2.25%	49	2.87	to	35.50	237	0.00%	28.82%	to	32.75%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2023	1.40%	to	3.00%	20,410	4.17	to	40.71	94,902	0.95%	7.73%	to	9.46%
2022	1.40%	to	3.00%	24,154	3.81	to	37.28	115,466	0.56%	-12.42%	to	-11.01%
2021	1.40%	to	3.00%	22,510	4.28	to	42.00	122,950	0.62%	28.88%	to	30.95%
2020	1.40%	to	3.00%	23,015	3.27	to	32.15	94,855	1.23%	-5.50%	to	-3.97%
2019	1.40%	to	3.00%	23	3.40	to	33.57	99	0.68%	13.29%	to	15.12%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	1.40%	to	2.15%	16,832	38.15	to	42.45	707,432	0.34%	24.21%	to	25.14%
2022	1.40%	to	2.15%	18,032	30.72	to	33.92	605,906	0.44%	-20.18%	to	-19.58%
2021	1.40%	to	2.15%	19,348	38.48	to	42.19	809,737	0.36%	20.85%	to	21.76%
2020	1.40%	to	2.65%	22,292	29.90	to	34.65	767,071	0.61%	16.44%	to	17.90%
2019	1.40%	to	2.80%	23	25.21	to	29.39	684	0.55%	22.41%	to	24.13%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	1.40%	to	2.65%	116,936	1.32	to	12.29	273,227	4.51%	3.14%	to	4.43%
2022	1.40%	to	2.65%	127,991	1.27	to	11.80	320,121	3.88%	-7.66%	to	-6.50%
2021	1.40%	to	2.65%	129,086	1.35	to	12.79	322,457	2.75%	-1.89%	to	-0.66%
2020	1.40%	to	2.65%	135,493	1.36	to	12.89	301,751	2.32%	0.75%	to	2.02%
2019	1.40%	to	2.65%	155	1.34	to	12.65	332	1.81%	0.82%	to	2.25%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2023	1.40%	to	2.65%	235,397	10.65	to	12.56	2,951,241	1.71%	-4.15%	to	-2.95%
2022	1.40%	to	2.65%	249,147	11.11	to	12.94	3,219,337	1.41%	-12.69%	to	-11.60%
2021	1.40%	to	2.65%	268,364	12.72	to	14.64	3,923,422	1.26%	26.90%	to	28.49%
2020	0.00%	to	2.65%	284,237	10.03	to	13.80	3,234,908	5.49%	-9.68%	to	-7.25%
2019	0.00%	to	2.65%	309	11.10	to	14.88	3,845	1.41%	-5.53%	to	-2.84%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2023	1.40%	to	2.80%	575,273	15.85	to	19.11	10,973,602	0.00%	16.52%	to	18.15%
2022	1.40%	to	2.80%	614,682	13.61	to	16.17	9,925,593	0.00%	-24.69%	to	-23.63%
2021	1.40%	to	2.80%	646,066	18.07	to	21.18	13,663,314	0.00%	26.09%	to	27.86%
2020	1.40%	to	2.80%	720,479	14.33	to	16.56	11,919,132	0.18%	-3.93%	to	-2.57%
2019	1.40%	to	2.80%	776	14.91	to	17.00	13,180	0.77%	4.89%	to	6.37%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	1.40%	to	1.65%	10,742	17.48	to	17.90	192,014	2.92%	6.38%	to	6.64%
2022	1.40%	to	2.65%	14,512	14.14	to	16.79	235,575	7.73%	-14.15%	to	-13.07%
2021	1.40%	to	2.65%	15,011	16.47	to	19.31	281,028	11.09%	13.20%	to	14.62%
2020	1.40%	to	2.65%	13,971	14.55	to	16.85	228,346	4.97%	5.19%	to	6.51%
2019	1.40%	to	2.65%	15	13.83	to	15.82	239	2.90%	8.97%	to	10.34%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2023	1.40%			878	17.16			15,062	5.70%	9.56%
2022	1.40%			858	15.66			13,435	4.83%	-16.88%
2021	1.40%			887	18.84			16,712	4.49%	-3.92%
2020	1.40%			867	19.61			17,005	4.65%	5.22%
2019	1.40%			1	18.64			19	4.43%	11.38%	to	13.17%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2023	1.40%			609	16.44			10,016	2.58%	7.50%
2022	1.40%			611	15.29			9,340	1.49%	-11.40%
2021	1.40%			611	17.26			10,542	1.54%	-3.32%
2020	1.40%			802	17.85			14,319	5.68%	4.09%
2019	1.40%			1	17.15			10	1.77%	4.21%	to	5.52%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2023	1.40%	to	1.95%	3,229	12.20	to	13.34	42,976	2.25%	3.23%	to	3.79%
2022	1.40%	to	1.95%	3,747	11.82	to	12.85	48,075	1.49%	-12.72%	to	-12.24%
2021	1.40%	to	1.95%	3,861	13.54	to	14.64	56,456	5.45%	-6.01%	to	-5.49%
2020	1.40%	to	1.95%	5,534	14.41	to	15.49	85,386	2.50%	7.99%	to	8.59%
2019	1.40%	to	1.95%	6	13.34	to	14.27	91	2.45%	3.35%	to	4.65%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2023	1.40%	to	2.30%	6,101	17.50	to	19.78	119,981	5.68%	9.66%	to	10.65%
2022	1.40%	to	2.30%	7,227	15.96	to	17.87	128,605	4.99%	-12.32%	to	-11.53%
2021	1.40%	to	2.30%	40,087	18.20	to	20.20	809,240	4.46%	1.28%	to	2.19%
2020	1.40%	to	2.30%	41,202	17.97	to	19.77	814,002	4.83%	3.34%	to	4.28%
2019	1.40%	to	2.30%	42	17.39	to	18.96	788	4.89%	11.33%	to	13.13%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	1.40%	to	2.30%	4,830	10.47	to	11.81	55,744	3.54%	2.58%	to	3.51%
2022	1.40%	to	2.30%	21,653	10.21	to	11.41	245,033	1.64%	-7.88%	to	-7.05%
2021	1.40%	to	2.30%	21,283	11.08	to	12.27	259,609	0.52%	-3.18%	to	-2.31%
2020	1.40%	to	2.30%	23,062	11.45	to	12.56	287,782	1.21%	0.65%	to	1.56%
2019	1.40%	to	2.30%	17	11.37	to	12.37	207	2.71%	1.31%	to	2.58%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2023	1.40%			4,459	15.31			68,254	2.38%	2.54%
2022	1.40%			4,788	14.93			71,491	2.02%	-29.86%
2021	1.40%	to	2.30%	8,346	19.22	to	21.29	174,400	1.58%	-6.95%	to	-6.11%
2020	1.40%	to	2.30%	11,013	20.66	to	22.67	244,926	1.64%	14.72%	to	15.76%
2019	1.40%	to	2.30%	9	18.01	to	19.58	172	2.02%	10.19%	to	11.74%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2023	1.40%	to	3.00%	202,286	1.61	to	15.75	550,147	2.99%	0.61%	to	2.23%
2022	1.40%	to	3.00%	213,445	1.58	to	15.45	562,645	6.93%	-14.50%	to	-13.13%
2021	1.40%	to	3.00%	244,342	1.82	to	17.83	891,189	4.98%	2.47%	to	4.12%
2020	1.40%	to	3.00%	251,435	1.74	to	17.16	908,180	1.37%	8.41%	to	10.16%
2019	1.40%	to	3.00%	263	1.58	to	15.62	879	1.64%	5.23%	to	6.93%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	1.40%			2,874	7.02			20,178	16.05%	-9.13%
2022	1.40%			2,884	7.73			22,277	19.26%	7.11%
2021	1.40%			5,630	7.21			40,606	4.85%	31.49%
2020	1.40%			2,791	5.49			15,310	6.43%	-0.06%
2019	1.40%	to	1.65%	3	5.41	to	5.49	18	4.50%	9.61%	to	9.88%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2023	1.40%	to	2.80%	328,457	1.58	to	15.42	812,201	3.56%	3.01%	to	4.45%
2022	1.40%	to	2.80%	374,387	1.51	to	14.80	831,231	2.61%	-16.66%	to	-15.49%
2021	1.40%	to	2.80%	337,380	1.79	to	17.56	1,075,668	1.82%	-3.99%	to	-2.64%
2020	1.40%	to	2.80%	378,228	1.84	to	18.08	1,260,212	2.02%	5.65%	to	7.14%
2019	1.40%	to	2.80%	414	1.71	to	16.92	1,266	3.02%	5.15%	to	6.85%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	1.40%	to	2.65%	27,102	9.77	to	11.76	313,094	4.42%	3.13%	to	4.42%
2022	1.40%	to	2.65%	38,512	9.48	to	11.26	425,286	1.64%	-2.76%	to	-1.54%
2021	1.40%	to	2.65%	44,424	9.75	to	11.44	499,518	1.11%	-2.67%	to	-1.45%
2020	1.40%	to	2.65%	42,052	10.01	to	11.60	481,715	1.24%	-0.43%	to	0.82%
2019	1.40%	to	2.80%	41	9.87	to	11.51	466	2.49%	-0.04%	to	1.37%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2023	1.40%	to	2.50%	5,535	4.08	to	39.80	71,090	0.00%	15.86%	to	17.14%
2022	1.40%	to	2.50%	8,632	3.48	to	34.06	78,866	0.00%	-24.35%	to	-23.51%
2021	1.40%	to	2.50%	9,097	4.55	to	44.64	116,761	0.00%	26.77%	to	28.17%
2020	1.40%	to	2.50%	13,380	3.55	to	34.92	112,429	0.00%	20.74%	to	22.07%
2019	1.40%	to	2.50%	14	2.91	to	28.67	94	0.00%	16.25%	to	17.89%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2023	1.40%	to	2.30%	52,350	4.85	to	47.37	380,252	0.88%	23.07%	to	24.18%
2022	1.40%	to	2.30%	53,899	3.91	to	38.24	323,221	0.40%	-11.26%	to	-10.46%
2021	1.40%	to	2.30%	54,970	4.36	to	42.81	367,674	1.31%	25.89%	to	27.03%
2020	1.40%	to	2.30%	67,862	3.43	to	33.79	336,621	1.00%	-9.26%	to	-8.44%
2019	1.40%	to	2.30%	78	3.75	to	37.00	423	0.60%	15.39%	to	17.02%
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2023	1.40%	to	2.30%	198,825	3.18	to	31.05	804,353	2.33%	18.07%	to	19.14%
2022	1.40%	to	2.30%	206,455	2.67	to	26.13	721,565	1.48%	13.47%	to	14.50%
2021	1.40%	to	2.30%	213,579	2.33	to	22.88	665,334	0.70%	19.29%	to	20.37%
2020	1.40%	to	2.30%	252,296	1.94	to	19.05	658,689	2.74%	-4.62%	to	-3.75%
2019	1.40%	to	2.80%	257	2.01	to	19.85	682	0.27%	9.36%	to	10.90%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2023	1.40%	to	2.65%	55,719	1.89	to	17.63	126,017	3.93%	8.50%	to	9.86%
2022	1.40%	to	2.65%	65,567	1.72	to	16.09	155,725	4.41%	-9.36%	to	-8.22%
2021	1.40%	to	2.65%	68,911	1.88	to	17.57	188,599	5.19%	-6.56%	to	-5.39%
2020	0.00%	to	2.65%	70,648	1.99	to	18.62	216,792	6.33%	6.07%	to	8.92%
2019	0.00%	to	2.80%	75	1.85	to	17.38	199	0.38%	9.29%	to	12.62%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2023	1.40%	to	2.25%	98,398	2.82	to	28.88	383,512	3.60%	7.34%	to	8.25%
2022	1.40%	to	2.25%	111,474	2.61	to	26.74	390,268	0.28%	-26.06%	to	-25.42%
2021	1.40%	to	2.25%	121,927	3.50	to	35.95	567,282	0.88%	-13.83%	to	-13.09%
2020	1.40%	to	2.25%	140,353	4.02	to	41.47	754,877	1.88%	14.64%	to	15.62%
2019	1.40%	to	3.00%	158	3.48	to	35.96	793	0.46%	26.74%	to	30.60%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	1.40%	to	3.00%	82,514	3.20	to	26.60	340,501	2.78%	-6.43%	to	-4.92%
2022	1.40%	to	3.00%	98,969	3.36	to	28.05	468,952	1.52%	5.20%	to	6.89%
2021	1.40%	to	3.00%	150,447	3.14	to	26.30	554,243	0.44%	15.41%	to	17.27%
2020	0.00%	to	3.00%	169,157	2.68	to	22.49	602,781	0.84%	15.59%	to	19.11%
2019	0.00%	to	3.00%	231	2.28	to	19.19	715	0.00%	8.56%	to	11.87%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the year 2019 and is presented unrounded for 2020 – 2023, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2023 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 19, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2023	2022
Admitted assets
Invested assets
Bonds	$512,430	$437,698
Stocks	12,393	20,148
Mortgage loans, net of allowance	1,802	4,354
Policy loans	4,286	4,592
Cash, cash equivalents and short-term investments	10,527	52,200

Total invested assets	$541,438	$518,992
Accrued investment income	5,349	4,847
Deferred federal income tax assets, net	9,697	13,329
Current federal income tax recoverable	10,734	522
Other assets	8,437	9,196
Separate account assets	10,358,818	8,958,380

Total admitted assets	$10,934,473	$9,505,266

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$278,258	$281,545
Funds withheld and other payables on reinsurance	119,633	127,351
Asset valuation reserve	4,009	3,833
Reinsurance in unauthorized company	9,928	—
Other liabilities	21,959	15,248
Separate account liabilities	10,358,818	8,958,380

Total liabilities	$10,792,605	$9,386,357

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	503	—
Additional paid-in capital	42,165	42,165
Unassigned surplus	94,191	71,735

Total capital and surplus	$141,868	$118,909

Total liabilities, capital and surplus	$10,934,473	$9,505,266

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2023	2022	2021
Revenues
Premiums and annuity considerations	$901,655	$931,511	$1,388,558
Net investment income	22,311	17,308	16,894
Policyholder fee income	23,241	23,179	23,575
Other revenues	1,854	2,053	2,329

Total revenues	$949,061	$974,051	$1,431,356

Benefits and expenses
Benefits to policyholders and beneficiaries	$817,326	$676,536	$643,229
Decrease in reserves for future policy benefits and claims	(9,017)	(6,685)	(2,225)
Net transfers to separate accounts	104,692	272,767	758,484
Decrease in funds withheld	4,944	5,926	7,530
Other expenses	4,428	6,270	4,560

Total benefits and expenses	$922,373	$954,814	$1,411,578

Income before federal income tax (benefit) expense and net realized capital (losses) gains on investments	$26,688	$19,237	$19,778
Federal income tax (benefit) expense	(9,917)	1,957	1,954

Income before net realized capital (losses) gains on investments	$36,605	$17,280	$17,824
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of ($174), $81 and $322 in 2023, 2022 and 2021, respectively, and excluding ($1,248), $18 and $106 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(935)	(52)	150

Net income	$35,670	$17,228	$17,974

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$5,009	$—	$42,165	$34,605	$81,779

Cumulative effect of change in accounting principle	—	—	—	597	597

Balance as of January 1, 2021	$5,009	$—	$42,165	$35,202	$82,376

Net income	—	—	—	17,974	17,974
Change in asset valuation reserve	—	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	—	(229)	(229)
Change in deferred income taxes	—	—	—	2,071	2,071
Change in nonadmitted assets	—	—	—	638	638

Balance as of December 31, 2021	$5,009	$—	$42,165	$55,421	$102,595

Net income	—	—	—	17,228	17,228
Change in asset valuation reserve	—	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	—	(578)	(578)
Change in deferred income taxes	—	—	—	2,756	2,756
Change in nonadmitted assets	—	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$—	$42,165	$71,735	$118,909

Net income	—	—	—	35,670	35,670
Change in asset valuation reserve	—	—	—	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	—	—	—	1,001	1,001
Change in deferred income taxes	—	—	—	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	—	503	—	2,324	2,827
Change in liability for reinsurance in unauthorized company	—	—	—	(9,928)	(9,928)

Balance as of December 31, 2023	$5,009	503	$42,165	$94,191	$141,868

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2023	2022	2021
Cash flows from operating activities
Premiums collected, net of reinsurance	$901,655	$931,511	$1,388,558
Net investment income	21,055	15,582	16,715
Other revenue	24,983	24,197	24,947
Policy benefits and claims paid	(817,922)	(676,675)	(642,124)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,291)	(12,304)	(12,442)
Net transfers to separate accounts	(104,668)	(272,722)	(758,546)
Federal income taxes paid	(122)	(1,092)	(1,306)

Net cash provided by operating activities	$16,690	$8,497	$15,802

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$43,820	$25,470	$53,090
Mortgage loans	2,552	1,620	1,923
Other invested assets	2	—	141

Investment proceeds	$46,374	$27,090	$55,154

Cost of investments acquired
Bonds and stocks	$(111,362)	$(70,724)	$(16,971)

Investments acquired	$(111,362)	$(70,724)	$(16,971)

Net decrease in policy loans	$295	$243	$412

Net cash (used in) provided by investing activities	$(64,693)	$(43,391)	$38,595

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$5,745	$17,139	$9,606
Net change in borrowed money	—	(17,936)	(15,796)
Other cash provided (used)	585	(15,720)	5,384

Net cash provided by (used in) financing activities and other miscellaneous sources	$6,330	$(16,517)	$(806)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(41,673)	$(51,411)	$53,591
Cash, cash equivalents and short-term investments at beginning of year	52,200	103,611	50,020

Cash, cash equivalents and short-term investments at end of year	$10,527	$52,200	$103,611

Non-cash activities
Exchange of bond investments	$26,508	$—	$—

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

As of December 31, 2023, the Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). Prior to October 1, 2023, the Company was a wholly-owned subsidiary of Jefferson National Financial Corporation (“JNFC”), a former holding company and wholly-owned subsidiary of NLIC. Effective October 1, 2023, JNFC was merged with and into NLIC resulting in the Company becoming a wholly-owned subsidiary of NLIC. NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain corporate bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in four mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 13.33% to 30.77% as of December 31, 2023. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to the Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2023, the Company has $503 of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Subsequent Events

The Company evaluated subsequent events through April 19, 2024, the date the statutory financial statements were issued.

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,189	$—	$2,189	0%
At book value less current surrender charge of 5% or more	158	—	—	158	0%
At fair value	—	—	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	—	—	278,734	3%
Not subject to discretionary withdrawal	14,906	—	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	—	—	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$—	$—	$133

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$—	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	—	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	—	(1,103)

Total, net	$43,760	$28,094	$71,854

December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$197,919	$207,965
Supplemental contracts with life contingencies, net	14,454	13,440
Deposit-type contracts	65,885	60,140

Subtotal	$278,258	$281,545

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	10,358,723	8,958,260

Subtotal	$10,358,723	$8,958,260

Total annuity actuarial reserves and deposit fund liabilities, net	$10,636,981	$9,239,805

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	4,773
Accidental death benefits	—	—	8
Disability - active lives	—	—	25
Disability - disabled lives	—	—	2,976
Miscellaneous reserves	—	—	1,688

Total, gross	$85,101	$149,223	$161,754
Less: reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$—	$—	$—

December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)

Product / Transaction:
Variable annuities	$10,358,818	$—	$8,958,380	$—

Total	$10,358,818	$—	$8,958,380	$—

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2023
Premiums, considerations or deposits	$—	$897,590	$897,590

Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$10,358,723

Total reserves[1]	$2,189	$10,356,534	$10,358,723

By withdrawal characteristics:
With market value adjustment	$2,189	$—	$2,189
At fair value	—	10,356,191	10,356,191

Subtotal	$2,189	$10,356,191	$10,358,380
Not subject to discretionary withdrawal	—	343	343

Total reserves[1]	$2,189	$10,356,534	$10,358,723

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

(in thousands)	2023	December 31, 2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$897,590	$934,121	$1,384,256
Transfers from separate accounts	(795,025)	(661,634)	(628,075)

Net transfers to separate accounts	$102,565	$272,487	$756,181
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	2,321	(4,557)	2,713
Other miscellaneous adjustments not included in the general account balance	(194)	4,837	(410)

Net transfers as reported in the statutory statements of operations	$104,692	$272,767	$758,484

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$9,911	$—	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495

Total bonds	$512,430	$4,052	$23,123	$493,359

Common stocks unaffiliated	50	—	—	50
Preferred stocks unaffiliated	4,760	—	—	4,760

Total unaffiliated stocks[1]	$4,810	$—	$—	$4,810

Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

1	Excludes affiliated common stocks with a carrying value of $7,583 and $6,768 as of December 31, 2023 and 2022, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $10,241 and $11,990 as of December 31, 2023 and 2022, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value

Bonds:
Due in one year or less	$13,364	$13,223
Due after one year through five years	220,572	216,273
Due after five years through ten years	82,452	82,353
Due after ten years	108,925	100,015

Total bonds excluding loan-backed and structured securities	$425,313	$411,864
Loan-backed and structured securities	87,117	81,495

Total bonds	$512,430	$493,359

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S Government	$—	$—	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215

Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123

Preferred stocks unaffiliated	$—	$—	$789	$211	$789	$211

Total bonds and stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2023
Apartment	$561	$—	$561
Industrial	112	—	112
Office	7	—	7
Retail	1,122	—	1,122
Other	—	—	—

Total	$1,802	$—	$1,802

Weighted average ratio	34%	n/a	34%

December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 29.7% and 21.5%, respectively, in a geographic region in the U.S. and no more than 13.9% and 11.2%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2023 and 2022. The Company had no valuation allowance on mortgage loans as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Bonds	$19,917	$16,730	$16,898
Preferred stock	339	429	505
Common stock	222	67	19
Mortgage loans	169	299	415
Policy loans	270	296	293
Other	1,867	273	3

Gross investment income	$22,784	$18,094	$18,133
Interest expense	—	(218)	(675)
Investment expenses	(473)	(568)	(564)

Net investment income	$22,311	$17,308	$16,894

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $5,349 and $4,847, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Gross gains on sales	$38	$143	$1,038
Gross losses on sales	(1,320)	(96)	(460)

Net realized (losses) gains on sales	$(1,282)	$47	$578
Other-than-temporary impairments	(1,075)	—	—

Total net realized capital (losses) gains	$(2,357)	$47	$578
Tax (benefit) expense	(174)	81	322

Net realized capital (losses) gains, net of tax	$(2,183)	$(34)	$256
Less: Realized (losses) gains transferred to the IMR	(1,248)	18	106

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(935)	$(52)	$150

For the years ended December 31, 2023 and 2022, all gross realized gains and losses on sales were related to bonds. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023 and 2022:

(in thousands) December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Preferred stocks unaffiliated	$—	$4,760	$—	$4,760
Common stocks unaffiliated	—	50	—	50
Separate account assets	10,358,818	—	—	10,358,818

Assets at fair value	$10,358,818	$4,810	$—	$10,363,628

December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	—	—	1,802	1,802	1,802
Policy loans	—	—	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	—	10,527	10,527

Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	—	17,413

Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227

Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2023	2022	Change
Adjusted gross deferred tax assets	$27,337	$34,167	$(6,830)
Total deferred tax liabilities	227	573	(346)

Net deferred tax assets	$27,110	$33,594	$(6,484)
Less: Tax effect of unrealized gains and losses			(49)

Change in deferred income tax			$(6,435)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in thousands)	Ordinary	Capital	Total

Federal income taxes recoverable through loss carryback	$—	$10	$10
Adjusted gross deferred tax assets expected to be realized[1]	9,668	19	9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	169	58	227

Admitted deferred tax assets	$9,837	$87	$9,924

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $19,826 and $15,837, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $132,171 and $105,580 as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,812% and 1,598% as of December 31, 2023 and 2022, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2023 and 2022.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2023	2022	Change

Deferred tax assets
Ordinary:
Future policy benefits and claims	$406	$473	$(67)
Deferred acquisition costs	25,896	25,615	281
Net operating loss carry-forward	862	1,294	(432)
Tax credit carry-forward	—	6,647	(6,647)
Other	86	84	2

Subtotal	$27,250	$34,113	$(6,863)

Nonadmitted	$17,413	$20,265	$(2,852)

Admitted ordinary deferred tax assets	$9,837	$13,848	$(4,011)

Capital:
Investments	$87	$54	$33

Subtotal	$87	$54	$33

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$87	$54	$33

Admitted deferred tax assets	$9,924	$13,902	$(3,978)

Deferred tax liabilities
Ordinary:
Investments	$9	$16	$(7)
Future policy benefits and claims	—	465	(465)

Subtotal	$9	$481	$(472)

Capital:
Investments	$218	$92	$126

Subtotal	$218	$92	$126

Deferred tax liabilities	$227	$573	$(346)

Net deferred tax assets	$9,697	$13,329	$(3,632)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2023	2022	2021
Current income tax (benefit) expense	$(10,091)	$2,038	$2,276
Change in deferred income tax (without tax on unrealized gains and losses)	6,435	(2,756)	(2,071)

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

Income before income and capital gains (losses) taxes	$25,579	$19,266	$20,250
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$5,372	$4,046	$4,253
Decrease in actual tax reported resulting from:
Dividends received deduction	(6,645)	(1,827)	(3,023)
Amortization of interest maintenance reserve	(353)	(138)	(167)
Tax credits	(2,030)	(2,726)	(926)
Other	—	(73)	68

Total income tax (benefit) expense reported	$(3,656)	$(718)	$205

The Company incurred an immaterial amount in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in thousands)	Amount	Origination	Expiration

Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Co. of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Financial Corporation	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company	Retention Alternatives Ltd. In Respect of Cell No. 1
Jefferson National Life Insurance Company of New York	Segregated Account
Lone Star General Agency, Inc.	Scottsdale Indemnity Company
National Casualty Company	Scottsdale Insurance Company
Nationwide Advantage Mortgage Company	Scottsdale Surplus Lines Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	Veterinary Pet Insurance Company
Nationwide Assurance Company	Victoria Fire & Casualty Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2023 and 2022.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $179,035 and $187,859 as of December 31, 2023 and 2022, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $120,074 and $126,256 as of December 31, 2023 and 2022, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2023, 2022 and 2021, the Company’s operating expenses allocated under these agreements were $21,696, $21,366 and $23,026, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were immaterial as of December 31, 2023 and 2022 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $11,045 and $6,452 as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were assumed by NISC as part of the merger. The total amounts reimbursed in 2023, 2022 and 2021 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $16,538 and $11,399 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $13,451 and $9,986, respectively, of cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2023 was $141,868 and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2023 was $26,688. As of January 1, 2024, the Company had the ability to pay dividends of $14,187 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,911	$9,435	$9,911
Obligations of states and political subdivisions	12,687	12,019	12,687
Public utilities	51,200	49,924	51,200
All other corporate, mortgage-backed and asset-backed securities	438,632	421,981	438,632

Total bonds	$512,430	$493,359	$512,430
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	50	50	50
Nonredeemable preferred stocks	4,868	4,760	4,760

Total stocks[1]	$4,918	$4,810	$4,810
Mortgage loans	1,802		1,802
Cash, cash equivalents and short-term investments	10,527		10,527
Policy loans[2]	4,566		4,286

Total invested assets	$534,243		$533,855

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $7,583 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $280 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV Reinsurance

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Life insurance in force	$862,903	$(862,903)	$—	$—	—
Life insurance premiums[1]	$10,457	$(10,457)	$—	$—	—

2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.